Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Argentina (1.6%)
Despegar.com Corp. (a)	270,447	$3,686

Belgium (0.8%)
Anheuser-Busch InBev SA N.V.	30,404	1,917

Brazil (1.1%)
Ambev SA ADR	916,103	2,510

Canada (6.8%)
Agnico Eagle Mines Ltd.	39,382	2,277
Altus Group Ltd. (b)	25,941	1,248
First Quantum Minerals Ltd.	512,779	9,772
Gildan Activewear, Inc.	79,644	2,437
		15,734
China (6.7%)
Alibaba Group Holding Ltd. ADR (a)	22,403	5,079
China Resources Beer Holdings Co., Ltd. (c)	122,000	957
Tencent Holdings Ltd. (c)	57,100	4,480
Tencent Music Entertainment Group ADR (a)(b)	53,366	1,093
Trip.com Group Ltd. ADR (a)	58,933	2,336
Yum China Holdings, Inc.	23,000	1,362
		15,307
Denmark (1.3%)
Drilling Co of 1972 A/S (The) (a)	14,139	561
Novo Nordisk A/S Series B	37,166	2,518
		3,079
France (8.9%)
Air Liquide SA	5,440	889
Airbus SE (a)	34,384	3,893
Capgemini SE	10,908	1,856
Dassault Systemes SE	5,613	1,201
EssilorLuxottica SA	4,581	746
Hermes International	463	513
Kering SA	2,026	1,398
L’Oreal SA (BSRM)	3,731	1,430
Legrand SA	6,555	610
LVMH Moet Hennessy Louis Vuitton SE	1,997	1,330
Pernod Ricard SA	7,755	1,455
Remy Cointreau SA	5,608	1,036
Sanofi	11,120	1,099
Ubisoft Entertainment SA (a)	16,975	1,291
Vivendi SA	48,795	1,602
		20,349
Germany (7.8%)
Bayer AG (Registered)	57,833	3,660
Bayerische Motoren Werke AG	4,266	442
CTS Eventim AG & Co. KGaA (a)	30,316	1,758
Duerr AG	34,808	1,449
Infineon Technologies AG	47,928	2,032
Jungheinrich AG (Preference)	31,250	1,502
KION Group AG	15,048	1,486

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Linde PLC (a)	7,252	2,032
SAP SE	11,726	1,436
Siemens Healthineers AG	38,054	2,062
		17,859
India (2.7%)
Apollo Hospitals Enterprise Ltd.	45,661	1,813
ICICI Bank Ltd. (a)	129,188	1,028
ICICI Prudential Life Insurance Co., Ltd. (a)	144,760	882
Maruti Suzuki India Ltd.	12,004	1,126
Reliance Industries Ltd.	48,168	1,320
		6,169
Ireland (0.3%)
Kerry Group PLC, Class A	4,867	609

Japan (10.5%)
FANUC Corp.	5,150	1,218
Hoya Corp.	7,800	916
Keyence Corp.	5,600	2,543
Murata Manufacturing Co., Ltd.	8,700	695
Nexon Co., Ltd.	83,800	2,717
Nikon Corp.	324,500	3,033
Nintendo Co., Ltd.	1,808	1,009
Shimano, Inc.	4,350	1,036
Shiseido Co., Ltd.	10,300	690
SMC Corp.	2,105	1,223
Sony Corp.	32,993	3,455
Sony Corp. ADR	27,816	2,949
Tokyo Electron Ltd.	5,200	2,197
Unicharm Corp.	13,300	558
		24,239
Korea, Republic of (4.6%)
Samsung Electronics Co., Ltd.	104,272	7,500
SK Hynix, Inc.	26,843	3,142
		10,642
Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—@

Netherlands (4.6%)
Akzo Nobel N.V.	9,009	1,007
ASML Holding N.V.	6,988	4,237
Koninklijke Philips N.V. (a)	77,023	4,396
Wolters Kluwer N.V.	10,871	945
		10,585
Norway (0.9%)
Adevinta ASA (a)	109,989	1,619
Subsea 7 SA (a)	36,850	370
		1,989
Poland (0.7%)
Allegro.eu SA (a)	119,357	1,678

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Singapore (8.1%)
Sea Ltd. ADR (a)	83,174	18,567

Spain (2.0%)
Amadeus IT Group SA (a)	64,631	4,576

Sweden (1.7%)
Atlas Copco AB, Class A	12,321	750
Epiroc AB, Class A	35,510	804
Telefonaktiebolaget LM Ericsson, Class B	181,320	2,399
		3,953
Switzerland (1.2%)
Givaudan SA (Registered)	246	948
Nestle SA (Registered)	16,605	1,851
		2,799
Taiwan (3.9%)
Airtac International Group	32,000	1,127
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	5,061
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	2,873
		9,061
United Kingdom (10.8%)
Anglo American PLC	50,546	1,981
AstraZeneca PLC	12,945	1,293
Diageo PLC	72,987	3,008
Experian PLC	68,538	2,360
Glencore PLC (a)	782,721	3,067
Intertek Group PLC	3,793	293
Keywords Studios PLC (a)	59,074	2,096
Ryanair Holdings PLC ADR (a)	30,672	3,527
Sage Group PLC (The)	72,435	612
Unilever PLC	38,935	2,173
Unilever PLC ADR	21,923	1,224
Unilever PLC CVA	44,586	2,493
Weir Group PLC (The) (a)	25,917	635
		24,762
United States (11.6%)
Air Products & Chemicals, Inc.	2,851	802
Booking Holdings, Inc. (a)	1,282	2,987
Charles River Laboratories International, Inc. (a)	6,040	1,750
Cognex Corp.	7,900	656
Estee Lauder Cos., Inc. (The), Class A	5,577	1,622
Farfetch Ltd., Class A (a)	124,596	6,606
Medtronic PLC	6,287	743
Micron Technology, Inc. (a)	64,004	5,646
Mondelez International, Inc., Class A	7,637	447
Newmont Goldcorp Corp. (NYSE)	39,589	2,386
Newmont Goldcorp Corp. (TSX)	29,323	1,766
Schlumberger Ltd.	46,230	1,257
		26,668
Total Common Stocks (Cost $136,906)		226,738

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Investment Company (0.6%)
United States (0.6%)
Morgan Stanley China A Share Fund, Inc. (f) (Cost $1,324)	56,878	1,283

Short-Term Investments (0.6%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $923)	922,983	923

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $48; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $49)	$48	48
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $201; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $205)	201	201
		249
Total Securities held as Collateral on Loaned Securities (Cost $1,172)		1,172

	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $116)	116,486	116
Total Short-Term Investments (Cost $1,288)		1,288
Total Investments (99.8%) (Cost $139,518) Including $2,316 of Securities Loaned (h)(i)(j)		229,309
Other Assets in Excess of Liabilities (0.2%)		410
Net Assets (100.0%)		$229,719

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.

(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $2,316,000 and $2,468,000, respectively. The Fund received cash collateral of approximately $1,174,000, of which approximately $1,172,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,294,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.

(d)	Amount is less than 0.05%.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(e)

At March 31, 2021, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(f)

For the three months ended March 31, 2021, there were no transactions in Morgan Stanley China A Share Fund, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in Morgan Stanley China A Share Fund, Inc.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $95,594,000 and the aggregate gross unrealized depreciation is approximately $5,683,000, resulting in net unrealized appreciation of approximately $89,911,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
BSRM	Berlin Second Regulated Market.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,899	6/17/21	$27
State Street Bank and Trust Co.	HKD	12,833		$1,653	6/17/21	2
State Street Bank and Trust Co.		$2,632	GBP	1,894	6/17/21	(21)
State Street Bank and Trust Co.		$1,952	JPY	212,626	6/17/21	(30)
						$(22)
Futures Contracts: The Fund had the following futures contracts open at March 31, 2021:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
DAX Index (Germany)	9	Jun-21	EUR	—@	$3,966	$81
Short:
MSCI Emerging Market E Mini (United States)	70	Jun-21		$(4)	(4,629)	61
						$142

@		Value is less than $500.
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	57.6%
Entertainment	12.3
Semiconductors & Semiconductor Equipment	11.0
Internet & Direct Marketing Retail	9.8
Metals & Mining	9.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $8,595,000 and unrealized appreciation of approximately $142,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $22,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Aerospace & Defense (2.2%)
HEICO Corp., Class A	176,414	$20,041

Capital Markets (1.8%)
Intercontinental Exchange, Inc.	53,221	5,944
S&P Global, Inc.	30,286	10,687
		16,631
Chemicals (3.6%)
Ecolab, Inc.	104,560	22,383
Sherwin-Williams Co. (The)	14,148	10,441
		32,824
Construction Materials (1.1%)
Martin Marietta Materials, Inc.	29,413	9,877

Containers & Packaging (0.8%)
Ball Corp.2px solid	82,104	6,957

Entertainment (6.7%)
Activision Blizzard, Inc.	155,751	14,485
Spotify Technology SA (a)	138,508	37,113
Take-Two Interactive Software, Inc. (a)	46,710	8,254
		59,852
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	60,042	21,164

Health Care Equipment & Supplies (6.0%)
Danaher Corp.	41,714	9,389
Intuitive Surgical, Inc. (a)	59,922	44,279
		53,668
Health Care Technology (4.7%)
Veeva Systems, Inc., Class A (a)	162,281	42,394

Industrial Conglomerates (0.9%)
Roper Technologies, Inc.	21,068	8,498

Information Technology Services (23.3%)
Adyen N.V. (Netherlands) (a)	4,344	9,697
Okta, Inc. (a)	106,532	23,483
PayPal Holdings, Inc. (a)	56,704	13,770
Shopify, Inc., Class A (Canada) (a)	41,629	46,062
Snowflake, Inc., Class A (a)	100,817	23,115
Square, Inc., Class A (a)	209,782	47,631
Twilio, Inc., Class A (a)	133,994	45,660
		209,418
Interactive Media & Services (16.0%)
Facebook, Inc., Class A (a)	106,336	31,319
IAC/InterActiveCorp (a)	145,464	31,465
Match Group, Inc. (a)	100,306	13,780
Twitter, Inc. (a)	871,471	55,452

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

ZoomInfo Technologies, Inc., Class A (a)	242,316	11,849
		143,865
Internet & Direct Marketing Retail (9.1%)
Amazon.com, Inc. (a)	15,276	47,265
Chewy, Inc., Class A (a)	225,706	19,120
Farfetch Ltd., Class A (a)	300,338	15,924
		82,309
Metals & Mining (0.3%)
Royal Gold, Inc.	22,769	2,450

Oil, Gas & Consumable Fuels (0.6%)
Texas Pacific Land Corp.	3,561	5,660

Pharmaceuticals (3.3%)
Royalty Pharma PLC, Class A	476,813	20,799
Zoetis, Inc.	57,487	9,053
		29,852
Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding NV (Netherlands)	37,538	23,174

Software (10.4%)
Avalara, Inc. (a)	65,197	8,699
Coupa Software, Inc. (a)	64,586	16,436
Datadog, Inc., Class A (a)	42,704	3,559
ServiceNow, Inc. (a)	28,241	14,124
Tyler Technologies, Inc. (a)	19,508	8,282
Workday, Inc., Class A (a)	88,110	21,889
Zoom Video Communications, Inc., Class A (a)	64,406	20,693
		93,682
Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc. (a)	26,291	8,064
Total Common Stocks (Cost $561,871)		870,380

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $35,817)	35,816,571	35,817
Total Investments Excluding Purchased Options (100.7%) (Cost $597,688)		906,197
Total Purchased Options Outstanding (0.2%) (Cost $4,556)		1,422
Total Investments (100.9%) (Cost $602,244) (c)(d)		907,619
Liabilities in Excess of Other Assets (-0.9%)		(7,791)
Net Assets (100.0%)		$899,828

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $9,000 relating to the Fund’s investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $319,552,000 and the aggregate gross unrealized depreciation is approximately $14,177,000, resulting in net unrealized appreciation of approximately $305,375,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	121,426,064	121,426	$35	$735	$(700)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	169,591,626	169,592	504	905	(401)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	140,421,482	140,421	187	763	(576)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	177,160,838	177,161	680	880	(200)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	133,439,457	133,439	16	707	(691)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	90,639,683	90,640	—@	566	(566)
							$1,422	$4,556	$(3,134)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.1%
Information Technology Services	23.1
Interactive Media & Services	15.9
Software	10.3
Internet & Direct Marketing Retail	9.1
Entertainment	6.6
Health Care Equipment & Supplies	5.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
China (59.0%)
360 DigiTech, Inc. (a)(b)	530,445	$13,797
Agora, Inc. ADR (a)	122,267	6,146
Alibaba Group Holding Ltd. ADR (a)	123,081	27,906
China East Education Holdings Ltd. (c)	2,964,000	6,459
China Resources Beer Holdings Co., Ltd. (c)	3,188,300	24,997
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,380,918	33,664
Haidilao International Holding Ltd. (b)(c)	2,419,000	16,538
Huazhu Group Ltd. ADR (a)(b)	135,884	7,460
HUYA, Inc. ADR (a)(b)	1,371,986	26,726
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,982,586	18,214
Kweichow Moutai Co., Ltd., Class A	111,694	34,232
Meituan, Class B (a)(c)	1,043,600	40,031
New Frontier Health Corp.	73,619	832
New Frontier Health Corp. (a)	20,175	228
Shenzhou International Group Holdings Ltd. (c)	1,554,700	32,218
TAL Education Group ADR (a)	537,752	28,958
Tencent Holdings Ltd. (c)	357,900	28,083
Trip.com Group Ltd. ADR (a)	967,753	38,352
Tsingtao Brewery Co., Ltd. H Shares (c)	1,708,000	15,138
Weimob, Inc. (a)(c)	3,408,000	7,619
Yihai International Holding Ltd. (a)(c)	832,000	8,615
		416,213
Hong Kong (5.9%)
AIA Group Ltd.	2,343,300	28,424
Alphamab Oncology (a)	575,000	833
Kuaishou Technology (d)	380,000	12,406
		41,663
India (16.0%)
HDFC Bank Ltd. (a)	766,637	15,662
HDFC Bank Ltd. ADR (a)	259,489	20,159
ICICI Bank Ltd. ADR (a)	1,936,881	31,048
IndusInd Bank Ltd. (a)	1,685,875	22,008
Kotak Mahindra Bank Ltd. (a)	869,389	20,845
Shree Cement Ltd.	7,019	2,829
		112,551
Korea, Republic of (4.7%)
NAVER Corp.	99,526	33,153

Taiwan (7.0%)
Nien Made Enterprise Co., Ltd.	927,000	12,930
Silergy Corp.	94,000	7,594
Taiwan Semiconductor Manufacturing Co., Ltd.	1,398,000	28,761
		49,285
United States (1.7%)
Coupang, Inc. (a)	243,098	11,997
Total Common Stocks (Cost $517,410)		664,862

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investments (8.3%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	15,767,223	15,767

	Face Amount (000)
Repurchase Agreements (0.6%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $817; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $833)	$817	817
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $3,435; fully collateralized by a U.S. Government obligation; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $3,504)	3,435	3,435
		4,252
Total Securities held as Collateral on Loaned Securities(Cost $20,019)		20,019

	Shares
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $38,674)	38,674,391	38,674
Total Short-Term Investments (Cost $58,693)		58,693
Total Investments (102.6%) (Cost $576,103) Including $53,062 of Securities Loaned (f)(g)		723,555
Liabilities in Excess of Other Assets (-2.6%)		(18,115)
Net Assets (100.0%)		$705,440

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $53,062,000, and $54,889,000, respectively. The Fund received cash collateral of approximately $20,056,000 of which approximately $20,019,000, was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At Fund, there was uninvested cash collateral of approximately $37,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $34,833,000, was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $12,406,000 and represents 1.8% of net assets.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $152,514,000 and the aggregate gross unrealized depreciation is approximately $5,062,000, resulting in net unrealized appreciation of approximately $147,452,000.

ADR	American Depositary Receipt.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	22.2%
Internet & Direct Marketing Retail	16.8
Banks	15.6
Beverages	10.6
Interactive Media & Services	10.5
Food Products	8.6
Short-Term Investments	5.5
Semiconductors & Semiconductor Equipment	5.2
Diversified Consumer Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
China Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Automobiles (0.8%)
Geely Automobile Holdings Ltd. (a)	41,000	$104

Banks (6.0%)
China Construction Bank Corp. H Shares (a)	503,000	423
China Merchants Bank Co., Ltd. H Shares (a)	51,500	393
		816
Beverages (9.9%)
China Resources Beer Holdings Co., Ltd. (a)	42,000	329
Kweichow Moutai Co., Ltd., Class A	3,300	1,012
		1,341
Capital Markets (4.9%)
Hong Kong Exchanges & Clearing Ltd.	11,200	659

Computers & Peripherals (0.8%)
Xiaomi Corp., Class B (a)(b)	33,400	111

Diversified Consumer Services (4.3%)
New Oriental Education & Technology Group, Inc. ADR (b)	19,770	277
TAL Education Group ADR (b)	5,670	305
		582
Electronic Equipment, Instruments & Components (2.1%)
Sunny Optical Technology Group Co., Ltd. (a)	6,200	141
Universal Scientific Industrial Shanghai Co., Ltd., Class A	50,700	150
		291
Food & Staples Retailing (0.8%)
Yixintang Pharmaceutical Group Co. Ltd., Class A	15,600	110

Food Products (3.5%)
China Mengniu Dairy Co., Ltd. (a)(b)	58,000	332
Yihai International Holding Ltd. (a)(b)	13,000	135
		467
Insurance (2.7%)
Ping An Insurance Group Co. of China Ltd. H Shares (a)	30,500	363

Interactive Media & Services (22.9%)
Baidu, Inc. ADR (b)	1,648	358
Tencent Holdings Ltd. (a)	34,700	2,723
		3,081
Internet & Direct Marketing Retail (24.4%)
Alibaba Group Holding Ltd. (a)(b)	59,128	1,673
Alibaba Group Holding Ltd. ADR (b)	1,034	234
JD Health International, Inc. (a)(b)	7,200	103
JD.com, Inc., Class A (a)(b)	4,650	193
Meituan, Class B (a)(b)	22,100	848
Pinduoduo, Inc. ADR (b)	1,738	233
		3,284

Morgan Stanley Institutional Fund, Inc.
China Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Life Sciences Tools & Services (2.3%)
Pharmaron Beijing Co. Ltd. H Shares (a)	5,700	108
Wuxi Biologics Cayman, Inc. (a)(b)	16,000	200
		308
Pharmaceuticals (1.8%)
Jiangsu Hengrui Medicine Co., Ltd., Class A	9,318	131
Joincare Pharmaceutical Group Industry Co. Ltd.	57,500	112
		243
Real Estate Management & Development (0.8%)
China Resources Land Ltd. (a)	22,000	107

Semiconductors & Semiconductor Equipment (3.3%)
Hua Hong Semiconductor Ltd. (a)(b)	32,000	175
LONGi Green Energy Technology Co. Ltd., Class A	19,900	267
		442
Textiles, Apparel & Luxury Goods (4.7%)
Li Ning Co., Ltd. (a)	22,000	143
Shenzhou International Group Holdings Ltd. (a)	23,900	495
		638
Total Common Stocks (Cost $10,244)		12,947

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $317)	316,620	317
Total Investments (98.4%) (Cost $10,561) (d)(e)		13,264
Other Assets in Excess of Liabilities (1.6%)		214
Net Assets (100.0%)		$13,478

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,170,000 and the aggregate gross unrealized depreciation is approximately $467,000, resulting in net unrealized appreciation of approximately $2,703,000.

ADR        American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	30.8%
Internet & Direct Marketing Retail	24.8
Interactive Media & Services	23.2
Beverages	10.1
Banks	6.1
Capital Markets	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (91.0%)
Argentina (0.1%)
Globant SA (a)	81	$17

Australia (0.8%)
Afterpay Ltd. (a)	424	33
Brookfield Infrastructure Partners LP	1,500	80
Redbubble Ltd. (a)	9,620	37
Xero Ltd. (a)	588	56
		206
Brazil (0.0%)
B3 SA - Brasil Bolsa Balcao	390	4
Magazine Luiza SA	2,509	9
		13
Canada (4.5%)
Brookfield Asset Management, Inc., Class A	1,791	80
Canada Goose Holdings, Inc. (a)	2,857	112
Canadian National Railway Co.	226	26
Colliers International Group, Inc.	865	85
Constellation Software, Inc.	88	123
FirstService Corp.	427	64
Shopify, Inc., Class A (a)	603	667
Topicus.com, Inc. (a)	126	8
		1,165
China (3.1%)
360 DigiTech, Inc. (a)	325	9
Agora, Inc. ADR (a)	45	2
Alibaba Group Holding Ltd. ADR (a)	412	93
China East Education Holdings Ltd. (b)	3,000	7
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,260	128
Haidilao International Holding Ltd. (b)	2,000	14
Huazhu Group Ltd. ADR (a)	41	2
HUYA, Inc. ADR (a)	1,159	23
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	900	6
Kuaishou Technology (a)(b)	300	10
Meituan, Class B (a)(b)	3,600	138
New Frontier Health Corp. (a)	1,068	12
Shenzhou International Group Holdings Ltd. (b)	900	19
TAL Education Group ADR (a)	4,019	216
Tencent Holdings Ltd. (b)	600	47
Trip.com Group Ltd. ADR (a)	1,974	78
Weimob, Inc. (a)(b)	1,000	2
		806
Denmark (1.6%)
Chr Hansen Holding A/S (a)	810	74
DSV Panalpina A/S	1,760	345
Novo Nordisk A/S Series B	66	4
		423
Finland (0.1%)
Revenio Group Oyj	518	31

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

France (2.3%)
Christian Dior SE	143	87
Dassault Systemes SE	220	47
EssilorLuxottica SA	109	18
Getlink SE (a)	1,001	15
Hermes International	304	336
L’Oreal SA (BSRM)	68	26
Pernod Ricard SA	259	49
Remy Cointreau SA	164	30
		608
Germany (0.3%)
Adidas AG (a)	159	50
HelloFresh SE (a)	354	26
Puma SE (a)	102	10
		86
Hong Kong (0.3%)
AIA Group Ltd.	7,200	87

India (2.5%)
HDFC Bank Ltd. ADR (a)	7,773	604
ICICI Bank Ltd. ADR (a)	3,773	60
		664
Israel (0.7%)
JFrog Ltd. (a)	3,980	177
Italy (1.1%)
Brunello Cucinelli SpA (a)	354	15
Davide Campari-Milano N.V.	4,962	55
Moncler SpA (a)	3,919	225
		295
Japan (1.3%)
BASE, Inc. (a)	2,000	29
Change, Inc. (a)	700	23
Demae-Can Co., Ltd. (a)	1,400	31
Freee KK (a)	300	25
Keyence Corp.	300	136
Mercari, Inc. (a)	500	23
Pigeon Corp.	2,200	83
		350
Korea, Republic of (0.3%)
NAVER Corp.	200	67

Mexico (0.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class A (a)	1,555	28

Netherlands (2.2%)
Adyen N.V. (a)	109	243
ASML Holding N.V.	517	316
JDE Peet’s N.V. (a)	433	16
Just Eat Takeaway.com N.V (a)	77	7
		582

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
 First Quarter Report
March 31, 2021 (unaudited)(cont’d)

New Zealand (0.3%)
Ryman Healthcare Ltd.	6,158	66

Norway (0.0%)
Kahoot! ASA (a)	659	7

Poland (0.4%)
Dino Polska SA (a)	1,519	100

Russia (0.0%)
Yandex N.V., Class A (a)	41	3

Singapore (2.7%)
Sea Ltd. ADR (a)	3,189	711

Spain (0.1%)
Aena SME SA (a)	147	24

Sweden (1.3%)
AddLife AB	4,735	85
Evolution Gaming Group AB	1,377	203
Olink Holding AB ADR (a)	531	19
Vitrolife AB (a)	1,330	39
		346
Switzerland (0.5%)
Kuehne & Nagel International AG (Registered)	191	55
Straumann Holding AG (Registered)	53	66
		121
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	144
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	89	10
		154
United Kingdom (2.8%)
Abcam PLC (a)	1,110	21
Abcam PLC ADR (a)	1,613	31
Angle PLC (a)	30,759	34
ASOS PLC (a)	936	71
Deliveroo Holdings PLC (a)	15,854	85
Diageo PLC	962	40
Fevertree Drinks PLC	646	19
Intertek Group PLC	200	16
Rentokil Initial PLC (a)	2,035	14
Rightmove PLC (a)	10,439	84
Victoria PLC (a)	26,565	306
		721
United States (61.0%)
10X Genomics, Inc., Class A (a)	321	58
4D Molecular Therapeutics, Inc. (a)	305	13
ABG Acquisition Corp. I, Class A (a)	885	9
Activision Blizzard, Inc.	43	4
Adaptive Biotechnologies Corp. (a)	154	6
Adobe, Inc. (a)	210	100
Affirm Holdings, Inc. (a)	177	13
Airbnb, Inc., Class A (a)	9	2
Alignment Healthcare, Inc. (a)	753	17

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Alnylam Pharmaceuticals, Inc. (a)	160	23
Alphabet, Inc., Class A (a)	51	106
Amazon.com, Inc. (a)	127	393
American Tower Corp. REIT	17	4
Anaplan, Inc. (a)	1,518	82
ANSYS, Inc. (a)	7	2
Anterix, Inc. (a)	1,470	69
Appfolio, Inc., Class A (a)	1,768	250
Appian Corp. (a)	1,131	150
At Home Group, Inc. (a)	4,837	139
Avalara, Inc. (a)	18	2
Axon Enterprise, Inc. (a)	1,313	187
Ball Corp.	297	25
Berkshire Hathaway, Inc., Class A (a)	25	6
BowX Acquisition Corp., Class A (a)	1,677	20
Cadence Design Systems, Inc. (a)	29	4
Cardlytics, Inc. (a)	2,335	256
Carvana Co. (a)	1,814	476
Chegg, Inc. (a)	26	2
Chewy, Inc., Class A (a)	274	23
Cintas Corp.	8	3
Cloudflare, Inc., Class A (a)	1,708	120
CM Life Sciences II, Inc. (a)	546	7
Colgate-Palmolive Co.	49	4
ContextLogic, Inc., Class A (a)	1,373	22
Copart, Inc. (a)	19	2
Costco Wholesale Corp.	202	71
Coupa Software, Inc. (a)	595	151
Coupang, Inc. (a)	5,513	272
Covetrus, Inc. (a)	20,149	604
Credit Acceptance Corp. (a)	173	62
Danaher Corp.	110	25
Datadog, Inc., Class A (a)	405	34
DexCom, Inc. (a)	85	31
Digital Transformation Opportunities Corp. (a)	327	3
DocuSign, Inc. (a)	12	2
DoorDash, Inc., Class A (a)	1,060	139
Ecolab, Inc.	375	80
Editas Medicine, Inc. (a)	109	5
EPAM Systems, Inc. (a)	513	204
Equinix, Inc. REIT	3	2
EVI Industries, Inc. (a)	436	13
Exact Sciences Corp. (a)	145	19
Facebook, Inc., Class A (a)	358	105
Farfetch Ltd., Class A (a)	4,828	256
Fastenal Co.	53	3
Fastly, Inc., Class A (a)	9,874	664
Floor & Decor Holdings, Inc. (a)	1,144	109
GoodRx Holdings, Inc., Class A (a)	439	17
Gores Holdings VI, Inc., Class A (a)	5,849	80
GTT Communications, Inc. (a)	4,691	9
Guardant Health, Inc. (a)	377	58
Guidewire Software, Inc. (a)	22	2
HealthEquity, Inc. (a)	212	14
HEICO Corp., Class A	607	69
Home Depot, Inc. (The)	14	4
IAC/InterActiveCorp (a)	40	9
IDEXX Laboratories, Inc. (a)	5	2
Illumina, Inc. (a)	17	7
Inspire Medical Systems, Inc. (a)	256	53
Intellia Therapeutics, Inc. (a)	124	10

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Intercontinental Exchange, Inc.	384	43
Intuitive Surgical, Inc. (a)	414	306
Linde PLC	64	18
Lululemon Athletica, Inc. (a)	7	2
Madison Square Garden Sports Corp., Class A (a)	13	2
Martin Marietta Materials, Inc.	121	41
Mastercard, Inc., Class A	569	203
Match Group, Inc. (a)	28	4
McDonald’s Corp.	18	4
MercadoLibre, Inc. (a)	161	237
MicroStrategy, Inc., Class A (a)	68	46
Moderna, Inc. (a)	446	58
MongoDB, Inc. (a)	169	45
MP Materials Corp. (a)	1,683	61
NanoString Technologies, Inc. (a)	2,359	155
Netflix, Inc. (a)	5	3
NIKE, Inc., Class B	27	4
Northern Star Acquisition Corp. (a)	1,182	14
Nuance Communications, Inc. (a)	416	18
NVIDIA Corp.	7	4
Oak Street Health, Inc. (a)	192	10
Okta, Inc. (a)	1,121	247
Olo, Inc., Class A (a)	1,706	45
Opendoor Technologies, Inc. (a)	366	8
Oscar Health, Inc., Class A (a)	577	16
Outset Medical, Inc. (a)	251	14
Overstock.com, Inc. (a)	9,902	656
Party City Holdco, Inc. (a)	25,421	147
Passage Bio, Inc. (a)	632	11
PayPal Holdings, Inc. (a)	15	4
Peloton Interactive, Inc., Class A (a)	173	19
Penumbra, Inc. (a)	66	18
Pinterest, Inc., Class A (a)	3,466	257
Progressive Corp. (The)	23	2
Qualtrics International, Inc., Class A (a)	270	9
Quotient Ltd. (a)	2,568	9
Redfin Corp. (a)	3,369	224
Relay Therapeutics, Inc. (a)	223	8
Ribbit LEAP Ltd. (a)	1,106	12
ROBLOX Corp., Class A (a)	462	30
Roku, Inc. (a)	75	24
Rollins, Inc.	54	2
Roper Technologies, Inc.	59	24
Royal Gold, Inc.	511	55
Royalty Pharma PLC, Class A	11,788	514
S&P Global, Inc.	156	55
salesforce.com, Inc. (a)	553	117
Sana Biotechnology, Inc. (a)	686	23
Schrodinger, Inc. (a)	215	16
Seer, Inc. (a)	542	27
Service Corp. International	51	3
ServiceNow, Inc. (a)	282	141
Sherwin-Williams Co. (The)	38	28
Signify Health, Inc., Class A (a)	640	19
Skillz, Inc. (a)	23,816	453
Smartsheet, Inc., Class A (a)	2,999	192
Snap, Inc., Class A (a)	5,201	272
Snowflake, Inc., Class A (a)	1,269	291
Soaring Eagle Acquisition Corp. (a)	10,181	103
Spotify Technology SA (a)	1,504	403
Square, Inc., Class A (a)	1,922	436

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Starbucks Corp.	33	4
Stitch Fix, Inc., Class A (a)	3,862	191
Synopsys, Inc. (a)	16	4
Take-Two Interactive Software, Inc. (a)	13	2
Teladoc Health, Inc. (a)	92	17
Texas Pacific Land Corp.	133	211
Thermo Fisher Scientific, Inc.	8	4
TPG Pace Tech Opportunities Corp., Class A (a)	3,265	32
Trade Desk, Inc. (The), Class A (a)	175	114
TS Innovation Acquisitions Corp., Class A (a)	5,990	65
Twilio, Inc., Class A (a)	980	334
Twitter, Inc. (a)	6,575	418
Tyler Technologies, Inc. (a)	55	23
Uber Technologies, Inc. (a)	9,665	527
Unity Software, Inc. (a)	294	30
Upwork, Inc. (a)	1,072	48
USHG Acquisition Corp. (a)	1,825	18
UTZ Brands, Inc.	8,536	212
Veeva Systems, Inc., Class A (a)	1,535	401
Visa, Inc., Class A	596	126
Vroom, Inc. (a)	3,946	154
Walt Disney Co. (The) (a)	1,128	208
Waste Connections, Inc.	244	26
Watsco, Inc.	10	3
Wayfair, Inc., Class A (a)	717	226
Workday, Inc., Class A (a)	24	6
Zillow Group, Inc., Class A (a)	163	21
Zillow Group, Inc., Class C (a)	1,012	131
Zoetis, Inc.	16	3
Zoom Video Communications, Inc., Class A (a)	972	312
ZoomInfo Technologies, Inc., Class A (a)	1,970	96
		15,966
Total Common Stocks (Cost $15,938)		23,824

Preferred Stocks (0.1%)
United States (0.1%)
Overstock.com, Inc. Series A-1 (Cost $1)	176	12

Investment Company (0.4%)
Hipgnosis Songs Fund Ltd. (Cost $100)	60,402	105

Short-Term Investment (8.8%)
Investment Company (8.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $2,312)	2,311,664	2,312
Total Investments Excluding Purchased Options (100.3%) (Cost $18,351)		26,253
Total Purchased Options Outstanding (0.1%) (Cost $76)		25
Total Investments (100.4%) (Cost $18,427) (d)(e)(f)		26,278
Liabilities in Excess of Other Assets (-0.4%)		(106)
Net Assets (100.0%)		$26,172

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Ajax I	Cazoo Holdings (a)(g)(h)(o)(p)	$117,310	05/31/21	$(4)	(0.02)%
CM Life Sciences II, Inc.	SomaLogic (a)(g)(i)(o)(p)	10,800	05/31/21	1	0.00 *
CM Life Sciences, Inc.	Sema4 (a)(g)(j)(o)(p)	23,490	05/31/21	(1)	0.00 *
Good Works Acquisition Corp.	Cipher Mining (a)(g)(k)(o)(p)	42,660	05/31/21	4	0.01
Hudson Executive Investment Corp.	Groop/Talkspace (a)(g)(l)(o)(p)	13,230	04/30/21	(2)	(0.01)
Thoma Bravo Advantage	IronSource Ltd. (a)(g)(m)(o)(p)	51,410	05/31/21	(2)	(0.01)
VG Acquisition Corp	23andMe (a)(g)(n)(o)(p)	11,860	05/31/21	(3)	(0.01)
				$(7)	(0.04)%

* Amount is less than 0.005%.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,212,000 and the aggregate gross unrealized depreciation is approximately $368,000, resulting in net unrealized appreciation of approximately $7,844,000.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $(7,000) and representing less than (0.05)% of net assets.
(h)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 11,731 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cazoo Holdings and Ajax I, a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cazoo Holdings and Ajax I and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cazoo Holdings and Ajax I. The investment is restricted from resale until the settlement date.

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

(i)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,080 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between SomaLogic and CM Life Sciences II, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both SomaLogic and CM Life Sciences II, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to SomaLogic and CM Life Sciences II, Inc. The investment is restricted from resale until the settlement date.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 2,349 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Sema4 and CM Life Sciences, Inc., SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Sema4 and CM Life Sciences, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Sema4 and CM Life Sciences, Inc. The investment is restricted from resale until the settlement date.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,266 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining. The investment is restricted from resale until the settlement date.
(l)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,323 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Groop/Talkspace and Hudson Executive Investment Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Groop/Talkspace and Hudson Executive Investment Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Groop/Talkspace and Hudson Executive Investment Corp. The investment is restricted from resale until the settlement date.
(m)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 5,141 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between IronSource Ltd., and Thoma Bravo Advantage, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both IronSource Ltd., and Thoma Bravo Advantage, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to IronSource Ltd., and Thoma Bravo Advantage. The investment is restricted from resale until the settlement date.
(n)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,186 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between 23andMe and VG Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both 23andMe and VG Acquisition Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to 23andMe and VG Acquisition Corp. The investment is restricted from resale until the settlement date.
(o)	At March 31, 2021, the Fund held fair valued securities valued at approximately $(7,000), representing less than (0.05)% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(p)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2021:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH 7.99	Sep - 21	1,958,561	1,959	$1	$11	$(10)
BNP Paribas	USD/CNH	CNH 7.45	Jan - 22	2,935,915	2,936	8	15	(7)
BNP Paribas	USD/CNH	CNH 7.64	Nov - 21	2,347,349	2,347	3	13	(10)
Goldman Sachs International	USD/CNH	CNH 7.57	Mar - 22	3,169,691	3,170	13	17	(4)
JP Morgan Chase Bank NA	USD/CNH	CNH 8.10	Jul - 21	2,322,002	2,322	—@	11	(11)
JP Morgan Chase Bank NA	USD/CNH	CNH 8.49	May - 21	1,600,649	1,601	—@	9	(9)
						$25	$76	$(51)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other**	43.5%
Information Technology Services	13.7
Internet & Direct Marketing Retail	11.5
Software	9.2
Short-Term Investments	8.8
Entertainment	7.1
Interactive Media & Services	6.2
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with net unrealized depreciation of approximately $7,000.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Argentina (1.7%)
Globant SA (a)	26,087	$5,416

Brazil (4.8%)
B3 SA - Brasil Bolsa Balcao (a)	467,738	4,539
Magazine Luiza SA	3,012,107	10,831
		15,370

China (46.9%)
360 DigiTech, Inc. (a)	219,146	5,700
Alibaba Group Holding Ltd. ADR (a)	50,935	11,548
China East Education Holdings Ltd. (b)	1,432,000	3,120
China Resources Beer Holdings Co., Ltd. (b)	766,000	6,005
Foshan Haitian Flavouring & Food Co., Ltd., Class A	592,118	14,435
Haidilao International Holding Ltd. (b)	664,000	4,540
HUYA, Inc. ADR (a)	548,754	10,690
Kuaishou Technology (a)	88,200	3,063
Kweichow Moutai Co., Ltd., Class A	34,989	10,723
Meituan, Class B (a)(b)	647,400	24,833
New Frontier Health Corp. (a)	7,725	87
Shenzhou International Group Holdings Ltd. (b)	409,100	8,478
TAL Education Group ADR (a)	255,099	13,737
Tencent Holdings Ltd. (b)	148,100	11,621
Trip.com Group Ltd. ADR (a)	402,438	15,949
Tsingtao Brewery Co., Ltd. H Shares (b)	520,000	4,609
Yihai International Holding Ltd. (a)(b)	262,000	2,713
		151,851

Hong Kong (0.2%)
Alphamab Oncology (a)	503,000	729

India (17.9%)
HDFC Bank Ltd. (a)	1,230,003	25,128
ICICI Bank Ltd. ADR (a)	928,335	14,881
IndusInd Bank Ltd. (a)	683,280	8,920
Kotak Mahindra Bank Ltd. (a)	314,261	7,535
Shree Cement Ltd.	3,296	1,328
		57,792
Korea, Republic of (5.3%)
NAVER Corp.	51,236	17,067

Mexico (0.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	136,760	2,429

Russia (1.1%)
Yandex N.V., Class A (a)	56,364	3,611

Taiwan (6.4%)
Nien Made Enterprise Co., Ltd.	175,000	2,441
Silergy Corp.	58,000	4,685
Taiwan Semiconductor Manufacturing Co., Ltd.	661,000	13,599
		20,725
United States (10.1%)
Coupang, Inc. (a)	115,087	5,680

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

EPAM Systems, Inc. (a)	28,557	11,328
MercadoLibre, Inc. (a)	10,660	15,693
		32,701
Total Common Stocks (Cost $281,433)		307,691

Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $16,107)	16,106,991	16,107
Total Investments (100.1%) (Cost $297,540) (d)(e)		323,798
Liabilities in Excess of Other Assets (-0.1%)		(378)
Net Assets (100.0%)		$323,420

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,164,000 and the aggregate gross unrealized depreciation is approximately $9,906,000, resulting in net unrealized appreciation of approximately $26,258,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	22.8%
Banks	17.4
Other*	16.0
Interactive Media & Services	10.9
Beverages	6.6
Semiconductors & Semiconductor Equipment	5.6
Food Products	5.3
Diversified Consumer Services	5.2
Information Technology Services	5.2
Short-Term Investments	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (1.0%)
Globant SA (a)	37,358	$7,756

Brazil (5.2%)
Hapvida Participacoes e Investimentos SA	2,787,880	7,370
Localiza Rent a Car SA	531,163	5,637
Lojas Renner SA	1,084,116	8,203
Pagseguro Digital Ltd., Class A (a)	162,198	7,510
Petroleo Brasileiro SA	1,226,146	5,215
Petroleo Brasileiro SA (Preference)	1,390,921	5,955
		39,890
China (26.0%)
Alibaba Group Holding Ltd. (a)(b)	1,002,172	28,360
Anhui Conch Cement Co., Ltd., Class A	874,767	6,835
China Construction Bank Corp. H Shares (b)	13,435,120	11,302
China International Capital Corp., Ltd. H Shares (a)(b)(c)	1,596,000	3,868
China Mengniu Dairy Co., Ltd. (a)(b)	1,764,000	10,097
China Resources Beer Holdings Co., Ltd. (b)	1,608,000	12,607
China Resources Land Ltd. (b)	760,000	3,681
Jiangsu Hengrui Medicine Co., Ltd., Class A	203,216	2,855
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,067,000	2,087
Kweichow Moutai Co., Ltd., Class A	62,649	19,201
Meituan, Class B (a)(b)	173,400	6,651
New Oriental Education & Technology Group, Inc. ADR (a)	563,070	7,883
Ping An Insurance Group Co. of China Ltd., Class A	416,674	5,003
Ping An Insurance Group Co. of China Ltd. H Shares (b)	274,500	3,268
Shenzhou International Group Holdings Ltd. (b)	590,000	12,226
TAL Education Group ADR (a)	79,627	4,288
Tencent Holdings Ltd. (b)	723,000	56,731
Wuxi Biologics Cayman, Inc. (a)(b)	284,500	3,563
		200,506
Germany (1.1%)
Infineon Technologies AG	203,359	8,622

Hong Kong (1.1%)
Hong Kong Exchanges & Clearing Ltd.	139,400	8,202

India (9.2%)
Asian Paints Ltd.	128,311	4,453
Bharti Airtel Ltd.	705,533	4,992
Eicher Motors Ltd.	82,273	2,930
HDFC Bank Ltd. ADR (a)	91,419	7,102
Housing Development Finance Corp., Ltd.	288,282	9,850
ICICI Bank Ltd. (a)	1,249,102	9,945
ICICI Prudential Life Insurance Co., Ltd. (a)	626,008	3,815
Infosys Ltd.	372,902	6,977
Infosys Ltd. ADR	135,891	2,544
Mahindra & Mahindra Ltd.	408,467	4,443
Reliance Industries Ltd.	125,152	3,429
Reliance Industries Partly Paid	422,970	6,309

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Shree Cement Ltd.	9,326	3,758
		70,547
Indonesia (1.1%)
Bank Central Asia Tbk PT	3,974,700	8,504

Korea, Republic of (10.8%)
Hyundai Motor Co.	15,677	3,020
Kakao Corp.	20,482	9,013
Kia Motors Corp.	39,459	2,890
LG Chem Ltd.	4,933	3,509
NAVER Corp.	12,712	4,235
Samsung Biologics Co., Ltd. (a)	5,685	3,757
Samsung Electronics Co., Ltd.	613,913	44,155
Samsung SDI Co., Ltd.	10,318	6,017
SK Hynix, Inc.	58,061	6,797
		83,393
Mexico (1.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	1,662,726	10,489

Netherlands (2.7%)
ASML Holding N.V.	33,888	20,921

Panama (1.2%)
Copa Holdings SA, Class A	115,752	9,352

Poland (1.5%)
Allegro.eu SA (a)	312,418	4,393
LPP SA (a)	3,359	6,906
		11,299
Russia (7.6%)
Fix Price Group Ltd. GDR (a)	310,119	3,027
LUKOIL PJSC ADR	101,418	8,201
Novatek PJSC (Registered GDR)	55,914	11,043
Novolipetsk Steel PJSC GDR	303,810	9,685
Ozon Holdings PLC ADR (a)	62,279	3,492
TCS Group Holding PLC GDR	209,528	12,153
Yandex N.V., Class A (a)	169,204	10,839
		58,440
Singapore (1.4%)
Sea Ltd. ADR (a)	49,977	11,156

South Africa (5.4%)
Anglo American Platinum Ltd.	61,438	8,959
Anglo American PLC	487,677	19,188
Capitec Bank Holdings Ltd. (a)	82,418	7,928
Clicks Group Ltd.	364,998	5,945
		42,020
Taiwan (14.9%)
Airtac International Group	105,000	3,699
ASE Technology Holding Co., Ltd.	3,081,626	11,610
Delta Electronics, Inc.	1,211,000	12,223

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

MediaTek, Inc.	177,000	6,011
Novatek Microelectronics Corp.	222,000	4,474
Silergy Corp.	42,000	3,393
Taiwan Semiconductor Manufacturing Co., Ltd.	3,553,205	73,099
		114,509
United Kingdom (3.1%)
Avast PLC	1,493,278	9,387
Mondi PLC	578,715	14,872
		24,259
United States (4.3%)
Applied Materials, Inc.	36,789	4,915
EPAM Systems, Inc. (a)	20,763	8,236
Lam Research Corp.	7,498	4,463
MercadoLibre, Inc. (a)	5,911	8,702
NIKE, Inc., Class B	51,080	6,788
		33,104
Total Common Stocks (Cost $473,918)		762,969

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,784)	4,784,469	4,784
Total Investments (99.6%) (Cost $478,702) Including $3,674 of Securities Loaned (e)(f)		767,753
Other Assets in Excess of Liabilities (0.4%)		2,736
Net Assets (100.0%)		$770,489

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $3,674,000 and $3,866,000, respectively. The Fund received non-cash collateral of approximately $3,866,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(f)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $299,060,000 and the aggregate gross unrealized depreciation is approximately $10,009,000, resulting in net unrealized appreciation of approximately $289,051,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Percentage of Total Investments
Classification
Other*	45.6%
Semiconductors & Semiconductor Equipment	18.8
Interactive Media & Services	10.5
Banks	7.4
Internet & Direct Marketing Retail	6.7
Tech Hardware, Storage & Peripherals	5.8
Oil, Gas & Consumable Fuels	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (92.7%)
Argentina (1.6%)
Corporate Bonds (1.3%)
Pampa Energia SA,
9.13%, 4/15/29 (a)		$150	$126
Province of Santa Fe,
6.90%, 11/1/27 (a)		200	138
Provincia de Entre Rios Argentina,
5.00%, 8/8/28 (a)(b)(c)		238	150
Telecom Argentina SA,
8.00%, 7/18/26 (a)		50	44
			458
Sovereign (0.3%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35(d)		359	113
1.00%, 7/9/29		24	8
			121
			579
Armenia (1.2%)
Corporate Bond (0.7%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)		270	269
Sovereign (0.5%)
Republic of Armenia International Bond,
3.95%, 9/26/29		200	190
			459
Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		200	186

Brazil (5.5%)
Corporate Bonds (2.3%)
CSN Inova Ventures,
6.75%, 1/28/28 (a)		200	212
MARB BondCo PLC,
3.95%, 1/29/31 (a)		200	191
MercadoLibre, Inc.,
3.13%, 1/14/31		200	191
Movida Europe SA,
5.25%, 2/8/31 (a)		200	192
Suzano Austria GmbH,
3.75%, 1/15/31		40	41
			827
Sovereign (3.2%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/25	BRL	5,138	963

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Brazilian Government International Bond,
3.88%, 6/12/30		$200	194
			1,157
			1,984
Chile (3.4%)
Corporate Bonds (2.4%)
Cencosud SA,
4.38%, 7/17/27		200	222
Colbun SA,
3.15%, 3/6/30 (a)		200	205
Kenbourne Invest SA,
4.70%, 1/22/28 (a)		200	206
VTR Finance,
6.38%, 7/15/28 (a)		225	244
			877
Sovereign (1.0%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	90,000	139
Chile Government International Bond,
3.50%, 1/25/50		$200	204
			343
			1,220
China (5.3%)
Corporate Bonds (1.4%)
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		$260	291
Scenery Journey Ltd.,
11.50%, 10/24/22		250	229
			520
Sovereign (3.9%)
China Government Bond,
2.68%, 5/21/30	CNY	2,300	335
3.13%, 11/21/29		4,900	742
3.29%, 10/18/23		940	145
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)		$200	205
			1,427
			1,947
Colombia (3.8%)
Corporate Bonds (2.2%)
Geopark Ltd.,
6.50%, 9/21/24 (a)		200	208
Gran Tierra Energy International Holdings Ltd.,
6.25%, 2/15/25		200	166
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	202
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		185	201
			777

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Sovereign (1.6%)
Colombian TES,
Series B
6.00%, 4/28/28	COP	758,400	203
7.00%, 6/30/32		253,800	67
7.50%, 8/26/26		575,100	170
10.00%, 7/24/24		454,100	145
			585
			1,362
Czech Republic (0.3%)
Sovereign (0.3%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	2,580	108

Dominican Republic (2.0%)
Corporate Bond (0.6%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It,
(Units)
7.95%, 5/11/26 (a(e)		$200	208

Sovereign (1.4%)
Dominican Republic International Bond,
5.30%, 1/21/41 (a)	DOP	150	148
5.88%, 1/30/60 (a)		150	144
9.75%, 6/5/26 (a)		10,550	201
			493
			701
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$20	8
0.50%, 7/31/30 – 7/31/40(a)(d)		286	140
0.50%, 7/31/40 (d)		170	74
			222
Egypt (3.8%)
Corporate Bond (1.1%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	410

Sovereign (2.7%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	5,012	317
14.06%, 1/12/26		3,000	189
Egypt Government International Bond,
6.38%, 4/11/31 (a)	EUR	230	277
7.50%, 2/16/61 (a)		200	182
			965
			1,375

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		$150	135

Ghana (1.0%)
Corporate Bond (0.5%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	194

Sovereign (0.5%)
Ghana Government International Bond,
8.88%, 5/7/42		200	193
			387
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.88%, 2/13/28		300	332

Hungary (1.3%)
Sovereign (1.3%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	56,000	190
6.00%, 11/24/23		76,600	280
			470
India (0.7%)
Corporate Bond (0.7%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	244

Indonesia (5.5%)
Sovereign (5.5%)
Indonesia Government International Bond,
4.45%, 4/15/70		230	253
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	1,614,000	109
7.00%, 9/15/30		3,916,000	274
7.50%, 8/15/32		2,790,000	197
8.13%, 5/15/24		5,017,000	371
8.38%, 3/15/34 – 4/15/39		5,600,000	417
8.75%, 5/15/31		1,310,000	102
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	257
			1,980
Israel (1.4%)
Corporate Bonds (1.4%)
Energean Israel Finance Ltd.,
4.88%, 3/30/26 (a)		165	166
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	332
			498

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	140	161

Jamaica (0.6%)
Sovereign (0.6%)
Jamaica Government International Bond,
8.00%, 3/15/39		$150	206

Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	205

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (b)(c)		266	32

Macedonia (0.3%)
Sovereign (0.3%)
North Macedonia Government International Bond,
1.63%, 3/10/28 (a	EUR	100	115

Malaysia (2.3%)
Sovereign (2.3%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	150	34
3.96%, 9/15/25		1,603	407
4.18%, 7/15/24		762	194
4.23%, 6/30/31		246	63
4.50%, 4/15/30		559	146
			844
Mexico (10.7%)
Corporate Bonds (2.9%)
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		$200	162
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	225
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25 (a)		200	200
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	265
Unifin Financiera SAB de CV,
9.88%, 1/28/29 (a)		200	206
			1,058
Sovereign (7.8%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	13,348	696
7.75%, 5/29/31		12,030	628
8.00%, 12/7/23		2,072	108
10.00%, 12/5/24		3,709	208
Mexico Government International Bond,
3.75%, 4/19/71		$200	174

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Petroleos Mexicanos,
6.50%, 3/13/27 – 1/23/29	526	541
6.88%, 10/16/25 (a)	135	146
6.95%, 1/28/60	365	314
		2,815
		3,873
Moldova (0.8%)
Corporate Bond (0.8%)
Aragvi Finance International DAC,
12.00%, 4/9/24 (a)	260	286

Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	200	178

Nigeria (4.1%)
Corporate Bonds (3.5%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)	220	235
First Bank of Nigeria Ltd. Via FBN Finance Co. BV,
8.63%, 10/27/25 (a)	200	216
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	270	292
SEPLAT Petroleum Development Co. Plc,
7.75%, 4/1/26 (a)(f)	210	211
United Bank for Africa PLC,
7.75%, 6/8/22 (a)	300	312
		1,266
Sovereign (0.6%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)	200	205
		1,471
Oman (1.2%)
Sovereign (1.2%)
Oman Government International Bond,
6.25%, 1/25/31 (a)	410	430

Pakistan (0.6%)
Sovereign (0.6%)
Islamic Republic of Pakistan,
7.38%, 4/8/31	200	205

Panama (1.2%)
Corporate Bonds (1.2%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	200	207
Banistmo SA,
4.25%, 7/31/27	200	209
		416

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Paraguay (0.7%)
Sovereign (0.7%)
Paraguay Government International Bond,
5.40%, 3/30/50		230	260

Peru (1.9%)
Corporate Bonds (1.1%)
InRetail Consumer,
3.25%, 3/22/28 (a)		200	200
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		200	212
			412
Sovereign (0.8%)
Peru Government Bond,
5.40%, 8/12/34	PEN	259	68
5.94%, 2/12/29		742	225
6.15%, 8/12/32		1	—@
			293
			705
Poland (2.8%)
Sovereign (2.8%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,258	353
4.00%, 10/25/23		455	126
5.75%, 10/25/21 – 9/23/22		2,020	551
			1,030
Qatar (0.8%)
Sovereign (0.8%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)		$230	282

Romania (1.0%)
Sovereign (1.0%)
Romania Government Bond,
4.75%, 2/24/25	RON	1,445	373

Russia (3.9%)
Corporate Bond (0.9%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30		$300	307

Sovereign (3.0%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	22,541	298
7.00%, 8/16/23		21,670	294
7.70%, 3/23/33		9,485	132
7.95%, 10/7/26		9,240	129
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$200	246
			1,099
			1,406

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Saudi Arabia (1.2%)
Sovereign (1.2%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		340	418

Senegal (1.0%)
Sovereign (1.0%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		350	350

South Africa (5.0%)
Sovereign (5.0%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28 (a)		200	218
8.45%, 8/10/28		200	218
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,581	1,087
8.25%, 3/31/32		2,437	143
8.75%, 1/31/44		820	44
9.00%, 1/31/40		1,500	83
			1,793
Supranational (0.7%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (a)	EUR	200	242

Tanzania, United Republic of (0.6%)
Corporate Bond (0.6%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		$200	213

Thailand (1.8%)
Sovereign (1.8%)
Thailand Government Bond,
3.63%, 6/16/23	THB	9,000	308
4.88%, 6/22/29		8,644	345
			653

Turkey (2.9%)
Sovereign (2.9%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	1,443	123
10.50%, 8/11/27		816	69
10.70%, 8/17/22		58	6
11.00%, 3/2/22 – 2/24/27		776	74
Turkey Government International Bond,
5.88%, 6/26/31		$400	363
6.38%, 10/14/25		200	199
7.25%, 12/23/23		200	207
			1,041
Ukraine (1.8%)
Sovereign (1.8%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	242
Ukraine Government International Bond,
7.75%, 9/1/26		$380	413
			655

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

United Arab Emirates (3.0%)
Corporate Bonds (2.4%)
DP World PLC,
5.63%, 9/25/48 (a)	200	235
DP World Salaam,
6.00%, 10/1/25 (g)	200	216
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34 (a)	200	194
3.25%, 9/30/40 (a)	230	220
		865
Sovereign (0.6%)
Abu Dhabi Government International Bond, 3.13%, 4/16/30	200	215
		1,080
Uzbekistan (0.5%)
Sovereign (0.5%)
Republic of Uzbekistan Bond, 3.70%, 11/25/30 (a)	200	195

Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (b(c)	1,582	75

Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond, 5.38%, 9/20/22	200	113
Total Fixed Income Securities (Cost $34,595)		33,495

No. of Warrants
Warrant (0.0%) (h)
Venezuela (0.0%) (h)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.0% expires 4/15/20 (i) (Cost $—)	495	1

Shares
Short-Term Investments (5.6%)
United States (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j) (Cost $1,783)	1,782,517	1,783

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bill, 13.25%, 9/7/21 (Cost $222)	EGP	3,700	223

United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill, 0.09%, 6/3/21 (k) (Cost $30)		30	30
Total Short-Term Investments (Cost $2,035)			2,036
Total Investments (98.3%) (Cost $36,630) (l)(m)(n)			35,532
Other Assets in Excess of Liabilities (1.7%)			625
Net Assets (100.0%)			$36,157

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.
(e)	Consists of one or more classes of securities traded together as a unit.
(f)	When-issued security.
(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(h)	Amount is less than 0.05%.
(i)	Perpetual maturity date. Date disclosed is the last expiration date.
(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500, relating to the Fund’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at March 31, 2021.
(l)	Securities are available for collateral in connection with purchase of when-issued security and open foreign currency forward exchange contracts.
(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(n)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,263,000 and the aggregate gross unrealized depreciation is approximately $2,333,000, resulting in net unrealized depreciation of approximately $1,070,000.

@	Value is less than $500.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	IDR	3,300,000		$228	4/28/21	$1
BNP Paribas SA	EUR	970		$1,169	5/25/21	30
BNP Paribas SA	EUR	100		$121	5/25/21	3
BNP Paribas SA		$201	CNH	1,310	5/25/21	(2)
BNP Paribas SA		$121	RUB	9,000	5/25/21	(3)
Citibank NA	PLN	1,200		$319	5/25/21	15
Citibank NA	RUB	4,500		$61	5/25/21	1
Citibank NA	RUB	4,500		$60	5/25/21	1
Citibank NA		$90	ZAR	1,370	5/25/21	2
Goldman Sachs International		$483	CZK	10,500	5/25/21	(12)
HSBC Bank PLC		$158	MXN	3,270	5/25/21	2
State Street Bank and Trust Co.		$181	CLP	130,000	5/25/21	(—@ )
State Street Bank and Trust Co.		$93	INR	7,000	5/25/21	2
UBS AG	CZK	2,570		$115	5/25/21	(—@ )
UBS AG	MXN	7,330		$352	5/25/21	(5)
UBS AG		$206	PLN	816	5/25/21	1
UBS AG	ZAR	4,870		$319	5/25/21	(8)
						$28

@		Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	65.1%
Corporate Bonds	28.5
Short-Term Investments	5.7
Other*	0.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.

**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $28,000.

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Leaders Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Brazil (5.4%)
Pagseguro Digital Ltd., Class A (a)	123,417	$5,714
StoneCo Ltd., Class A (a)	91,482	5,601
		11,315
China (32.9%)
Agora, Inc. ADR (a)	41,968	2,110
Alibaba Group Holding Ltd. (a)(b)	68,944	1,951
Bilibili, Inc. ADR (a)	37,850	4,052
KE Holdings, Inc. (a)	29,866	1,702
Kingdee International Software Group Co., Ltd. (a)(b)	1,694,000	5,251
Li Ning Co., Ltd. (b)	1,347,500	8,753
Meituan Dianping, Class B (a)(b)	355,100	13,621
New Oriental Education & Technology Group, Inc. ADR (a)	285,692	4,000
Pinduoduo, Inc. ADR (a)	38,038	5,093
Tencent Holdings Ltd. (b)	153,300	12,029
Tencent Music Entertainment Group ADR (a)	294,264	6,029
Wuliangye Yibin Co., Ltd., Class A	97,400	3,982
		68,573
Germany (6.1%)
Delivery Hero SE (a)	72,059	9,337
Global Fashion Group SA (a)	252,524	3,314
		12,651
India (20.0%)
Aarti Industries Ltd.	296,731	5,347
Apollo Hospitals Enterprise Ltd.	183,259	7,275
AU Small Finance Bank Ltd. (a)	372,500	6,256
Bajaj Finance Ltd.	121,068	8,527
Happiest Minds Technologies Ltd. (a)	98,230	726
HDFC Life Insurance Co., Ltd. (a)	330,972	3,151
Kotak Mahindra Bank Ltd. (a)	260,283	6,241
PI Industries Ltd.	88,709	2,740
SRF Ltd.	19,347	1,432
		41,695
Singapore (7.8%)
Sea Ltd. ADR (a)	72,999	16,296

Taiwan (10.5%)
Silergy Corp.	69,000	5,574
Taiwan Semiconductor Manufacturing Co., Ltd.	578,000	11,891
Voltronic Power Technology Corp.	112,334	4,350
		21,815
United States (11.8%)
Advanced Micro Devices, Inc. (a)	49,109	3,855
MercadoLibre, Inc. (a)	7,351	10,821
NIKE, Inc., Class B	44,516	5,916

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Leaders Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

NVIDIA Corp.	7,508	4,009
		24,601
Total Common Stocks (Cost $165,662)		196,946

Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $11,174)	11,174,308	11,174
Total Investments (99.9%) (Cost $176,836) (d)(e)		208,120
Other Assets in Excess of Liabilities (0.1%)		230
Net Assets (100.0%)		$208,350

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,024,000 and the aggregate gross unrealized depreciation is approximately $3,740,000, resulting in net unrealized appreciation of approximately $31,284,000.

ADR       American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.9%
Internet & Direct Marketing Retail	21.2
Entertainment	12.7
Semiconductors & Semiconductor Equipment	12.2
Textiles, Apparel & Luxury Goods	7.0
Banks	6.0
Information Technology Services	5.8
Interactive Media & Services	5.8
Short-Term Investments	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Brazil (8.9%)
Afya Ltd., Class A (a)	63,023	$1,172
Ambipar Participacoes e Empreendimentos S/A (a)	308,840	1,372
Boa Vista Serviscos SA	929,345	1,900
Enjoei.com.br Atividades de Internet SA (a)	366,705	684
Neogrid Participacoes SA (a)	653,273	884
Pet Center Comercio e Participacoes SA	239,392	842
TOTVS SA	229,537	1,180
		8,034
China (15.0%)
360 DigiTech, Inc. (a)(b)	77,144	2,006
A-Living Smart City Services Co., Ltd. H Share (c)	275,750	1,224
Archosaur Games, Inc. (a)(b)(c)	532,000	1,056
Baozun, Inc., Class A (a)(c)	88,766	1,085
China Education Group Holdings Ltd. (c)	662,000	1,177
China New Higher Education Group Ltd. (c)	2,786,000	1,552
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	407,908	923
Jinke Smart Services Group Co. Ltd. H Shares (a)(c)	139,200	1,243
Sichuan Swellfun Co. Ltd., Class A	72,100	787
Yeahka Ltd. (a)(b)(c)	155,200	1,068
Zhou Hei Ya International Holdings Co., Ltd. (c)	1,306,000	1,367
		13,488
Egypt (4.9%)
Cairo Investment & Real Estate Development Co. SAE	1,655,254	1,421
Edita Food Industries SAE	3,287,647	1,757
Fawry for Banking & Payment Technology Services SAE (a)	569,326	1,188
		4,366
India (16.8%)
Blue Star Ltd.	84,347	1,078
Can Fin Homes Ltd.	264,800	2,223
Cholamandalam Investment and Finance Co., Ltd.	186,846	1,428
Dr Lal PathLabs Ltd.	28,418	1,052
Happiest Minds Technologies Ltd. (a)	244,328	1,805
Home First Finance Co. India Ltd. (a)	189,145	1,160
Indiamart Intermesh Ltd.	11,695	1,238
Info Edge India Ltd.	13,145	769
SpiceJet Ltd. (a)	751,022	712
Subros Ltd.	229,922	972
TCI Express Ltd.	72,331	936
VA Tech Wabag Ltd. (a)	241,530	829
Varun Beverages Ltd.	64,239	881
		15,083
Indonesia (4.0%)
Bank BTPN Syariah Tbk PT	7,831,900	1,876
Map Aktif Adiperkasa PT (a)	5,706,300	845
Mitra Keluarga Karyasehat Tbk PT	4,704,000	852
		3,573
Kazakhstan (1.7%)
NAC Kazatomprom JSC GDR	62,205	1,530

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Korea, Republic of (13.9%)
AfreecaTV Co., Ltd.	29,939	2,076
Douzone Bizon Co., Ltd.	13,895	1,206
Ezwel Co. Ltd.	123,928	1,003
KINX, Inc.	23,653	1,563
Nasmedia Co., Ltd.	38,588	1,405
Settle Bank, Inc. (Korea)	62,531	1,793
Studio Dragon Corp. (a)	19,862	1,753
Webcash Corp.	27,270	1,723
		12,522
Pakistan (0.9%)
MCB Bank Ltd.	746,343	841

Philippines (2.1%)
Converge ICT Solutions, Inc. (a)	4,927,400	1,898

Poland (2.9%)
11 bit studios SA (a)	9,342	1,305
LiveChat Software SA	41,473	1,320
		2,625
Russia (1.0%)
Detsky Mir PJSC	482,173	915

Saudi Arabia (1.8%)
United Electronics Co.	57,710	1,616

South Africa (1.6%)
Transaction Capital Ltd. (a)	663,240	1,391

Taiwan (15.5%)
Acer Cyber Security, Inc.	228,378	1,069
ASPEED Technology, Inc.	22,000	1,330
Chief Telecom, Inc.	178,960	1,985
eCloudvalley Digital Technology Co. Ltd.	190,058	1,758
Innodisk Corp.	210,300	1,253
Merida Industry Co., Ltd.	159,000	1,945
momo.com, Inc.	36,000	1,249
Poya International Co., Ltd.	77,492	1,619
Sunny Friend Environmental Technology Co., Ltd.	219,000	1,746
		13,954
Thailand (3.7%)
Humanica PCL (Foreign Shares)	2,556,700	859
Srisawad Corp., PCL (Foreign Shares)	891,600	2,432
		3,291
United Arab Emirates (2.2%)
Network International Holdings PLC (a)	351,208	2,003

United States (2.2%)
Arco Platform Ltd., Class A (a)(b)	33,795	856
Vasta Platform Ltd. (a)	112,798	1,111
		1,967
Total Common Stocks (Cost $75,640)		89,097

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,397)	1,396,931	1,397
Total Investments (100.7%) (Cost $77,037) Including $4,145 of Securities Loaned (e)(f)		90,494
Liabilities in Excess of Other Assets (-0.7%)		(634)
Net Assets (100.0%)		$89,860

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $4,145,000 and $4,336,000, respectively. The Fund received non-cash collateral of approximately $4,336,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500, relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,989,000 and the aggregate gross unrealized depreciation is approximately $4,532,000, resulting in net unrealized appreciation of approximately $13,457,000.

GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	57.1%
Information Technology Services	11.8
Software	9.0
Diversified Consumer Services	8.1
Consumer Finance	8.0
Diversified Telecommunication Services	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Frontier Markets Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (100.2%)
Argentina (4.2%)
Globant SA (a)	13,316	$2,765

Bangladesh (2.2%)
Brac Bank Ltd.	2,919,340	1,405

Egypt (8.8%)
Cairo Investment & Real Estate Development Co. SAE	1,161,175	997
Commercial International Bank Egypt SAE	793,190	2,927
Edita Food Industries SAE	567,322	303
Fawry for Banking & Payment Technology Services SAE (a)	740,149	1,544
		5,771
Germany (1.6%)
Delivery Hero SE (a)	7,853	1,018

Kazakhstan (6.4%)
Halyk Savings Bank of Kazakhstan JSC GDR	55,021	773
Kaspi.KZ JSC GDR	12,945	919
NAC Kazatomprom JSC GDR	100,827	2,481
		4,173
Kenya (4.9%)
Safaricom PLC	9,557,140	3,181

Morocco (2.0%)
Label Vie	3,674	1,313

Nigeria (1.8%)
Nestle Nigeria PLC	405,894	1,159

Pakistan (2.0%)
MCB Bank Ltd.	1,177,878	1,327

Peru (1.9%)
Credicorp Ltd.	9,141	1,248

Poland (4.0%)
11 bit studios SA (a)	9,688	1,353
LiveChat Software SA	39,717	1,265
		2,618
Romania (4.6%)
Banca Transilvania SA	3,980,312	2,277
Societatea Nationala de Gaze Naturale Romgaz SA	91,615	725
		3,002
Russia (6.8%)
TCS Group Holding PLC GDR	76,901	4,460

Singapore (11.6%)
Sea Ltd. ADR (a)	34,102	7,613

Slovenia (3.7%)
Krka dd Novo mesto	21,787	2,417

Morgan Stanley Institutional Fund, Inc.
Frontier Markets Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

United Arab Emirates (1.5%)
Network International Holdings PLC (a)	173,409	989

United Kingdom (3.5%)
Avast PLC	360,044	2,263

United States (6.8%)
MercadoLibre, Inc. (a)	3,030	4,461

Vietnam (21.9%)
Bank for Foreign Trade of Vietnam JSC	777,710	3,195
FPT Corp.	528,436	1,933
Mobile World Investment Corp.	619,463	3,971
Sai Gon Cargo Service Corp.	265,470	1,507
Saigon Beer Alcohol Beverage Corp.	169,320	1,321
Vietnam Dairy Products JSC	555,292	2,368
		14,295
Total Investments (100.2%) (Cost $41,952) (b)(c)		65,478
Liabilities in Excess of Other Assets (-0.2%)		(110)
Net Assets (100.0%)		$65,368

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(c)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,419,000 and the aggregate gross unrealized depreciation is approximately $893,000, resulting in net unrealized appreciation of approximately $23,526,000.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Banks	26.9%
Other*	22.7
Entertainment	13.7
Information Technology Services	11.0
Internet & Direct Marketing Retail	8.4
Specialty Retail	6.1
Food Products	5.8
Software	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
China (12.5%)
Alibaba Group Holding Ltd. ADR (a)	23,410	$5,308
Tencent Holdings Ltd. ADR	64,220	5,125
		10,433
France (7.9%)
LVMH Moet Hennessy Louis Vuitton SE ADR	49,263	6,593

India (7.4%)
HDFC Bank Ltd. ADR (a)	79,744	6,195

Italy (4.7%)
Ferrari N.V.	18,983	3,973

Taiwan (8.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,324	6,662

United States (58.9%)
Ameriprise Financial, Inc.	4,760	1,106
Costco Wholesale Corp.	3,674	1,295
Danaher Corp.	16,337	3,677
Domino’s Pizza, Inc.	7,424	2,731
Estee Lauder Cos., Inc. (The), Class A	8,147	2,370
JPMorgan Chase & Co.	8,101	1,233
Lululemon Athletica, Inc. (a)	8,938	2,741
Mastercard, Inc., Class A	10,536	3,751
Microsoft Corp.	23,351	5,506
NextEra Energy, Inc.	36,992	2,797
Planet Fitness, Inc., Class A (a)	35,908	2,776
STORE Capital Corp. REIT	175,252	5,871
SVB Financial Group (a)	13,667	6,747
United Rentals, Inc. (a)	13,371	4,403
Waste Management, Inc.	18,301	2,361
		49,365
Total Common Stocks (Cost $71,961)		83,221

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $764)	763,851	764
Total Investments (100.3%) (Cost $72,725) (c)(d)		83,985
Liabilities in Excess of Other Assets (-0.3%)		(229)
Net Assets (100.0%)		$83,756

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,705,000 and the aggregate gross unrealized depreciation is approximately $445,000, resulting in net unrealized appreciation of approximately $11,260,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	26.3%
Banks	16.9
Textiles, Apparel & Luxury Goods	11.1
Semiconductors & Semiconductor Equipment	7.9
Equity Real Estate Investment Trusts (REITs)	7.0
Hotels, Restaurants & Leisure	6.6
Software	6.6
Internet & Direct Marketing Retail	6.3
Interactive Media & Services	6.1
Trading Companies & Distributors	5.2
Total Investments	100.0%

*      Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (4.0%)
Charter Hall Group REIT	5,529	$54
Dexus REIT	6,964	52
Mirvac Group REIT	31,638	60
		166
Belgium (0.9%)
Aedifica SA REIT	318	36
China (3.1%)
China Overseas Land & Investment Ltd. (a)	16,944	44
China Resources Land Ltd. (a)	11,282	55
GDS Holdings Ltd. ADR (b)	358	29
		128
France (2.5%)
ICADE REIT	533	39
Mercialys SA REIT	5,652	62
		101
Germany (4.6%)
Alstria Office AG REIT	4,465	72
Deutsche Wohnen SE	2,501	117
		189
Hong Kong (4.5%)
Swire Properties Ltd.	20,056	62
Wharf Real Estate Investment Co., Ltd.	21,733	122
		184
Japan (12.2%)
Activia Properties, Inc. REIT	9	39
Japan Hotel REIT Investment Corp.	101	57
Japan Metropolitan Fund Investment Corp. REIT	40	41
Mitsubishi Estate Co., Ltd.	9,732	170
Nippon Building Fund, Inc. REIT	13	76
Nippon Prologis REIT Inc. REIT	24	77
Nomura Real Estate Master Fund, Inc. REIT	26	39
		499
Singapore (1.7%)
Keppel DC REIT	17,200	35
Parkway Life Real Estate Investment Trust REIT	12,300	37
		72
Spain (1.0%)
Merlin Properties Socimi SA REIT	4,008	41
Sweden (1.3%)
Castellum AB (c)	1,596	35
Hufvudstaden AB, Class A	1,162	17
		52

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

United Kingdom (5.7%)
Derwent London PLC REIT	1,326	59
Great Portland Estates PLC REIT	5,699	53
Hammerson PLC REIT (c)	90,829	44
LondonMetric Property PLC REIT	12,291	36
St. Modwen Properties PLC	7,481	42
		234
United States (56.7%)
Alexandria Real Estate Equities, Inc. REIT	486	80
AvalonBay Communities, Inc. REIT	941	174
Boyd Gaming Corp. (b)	766	45
CubeSmart REIT	2,177	82
CyrusOne, Inc. REIT	798	54
Empire State Realty Trust, Inc., Class A REIT	9,335	104
Essex Property Trust, Inc. REIT	458	125
Gaming and Leisure Properties, Inc. REIT	1,873	80
Healthcare Trust of America, Inc., Class A REIT	2,000	55
Healthpeak Properties, Inc. REIT	5,345	170
Host Hotels & Resorts, Inc. REIT	5,670	96
Invitation Homes, Inc. REIT	2,540	81
Kilroy Realty Corp. REIT	1,020	67
Prologis, Inc. REIT	1,887	200
Public Storage REIT	676	167
QTS Realty Trust, Inc., Class A REIT	1,161	72
RPT Realty REIT	6,768	77
Simon Property Group, Inc. REIT	1,088	124
Urban Edge Properties REIT	5,896	97
VEREIT, Inc. REIT	2,187	84
Weingarten Realty Investors REIT	6,185	166
Welltower, Inc. REIT	1,731	124
		2,324
Total Common Stocks (Cost $3,867)		4,026

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Companies (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d)	68,532	69

	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $15; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $15)	$15	15
HSBC Securities USA, Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $3; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $4)	3	3
		18
Total Securities held as Collateral on Loaned Securities (Cost $87)		87

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $13)	12,909	13
Total Short-Term Investments (Cost $100)		100
Total Investments (100.6%) (Cost $3,967) Including $79 of Securities Loaned (e)(f)		4,126
Liabilities in Excess of Other Assets (-0.6%)		(25)
Net Assets (100.0%)		$4,101

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $79,000 and $87,000, respectively. The Fund received cash collateral of approximately $87,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately less than $500, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $226,000 and the aggregate gross unrealized depreciation is approximately $67,000, resulting in net unrealized appreciation of approximately $159,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Diversified	27.3%
Retail	15.1
Residential	13.4
Office	12.6
Health Care	10.4
Other**	8.1
Industrial	6.9
Self Storage	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Global Core Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Canada (1.4%)
Franco-Nevada Corp.	1,770	$222

China (12.0%)
Alibaba Group Holding Ltd. ADR (a)	3,084	699
NetEase, Inc. ADR	2,729	282
Tencent Holdings Ltd. ADR	11,281	900
		1,881
France (4.2%)
LVMH Moet Hennessy Louis Vuitton SE	984	656

India (3.6%)
HDFC Bank Ltd. ADR (a)	7,212	560

Ireland (1.7%)
CRH PLC ADR	5,535	260

Italy (3.3%)
Ferrari N.V.	2,506	525

Japan (1.5%)
Nippon Telegraph & Telephone Corp. ADR	8,784	228

Singapore (1.9%)
Sea Ltd. ADR (a)	1,358	303

Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,478	766

United Kingdom (6.3%)
Diageo PLC ADR	2,446	402
Experian PLC ADR	5,808	200
London Stock Exchange Group PLC	2,059	197
Ryanair Holdings PLC ADR (a)	1,662	191
		990
United States (57.2%)
Adobe, Inc. (a)	239	114
Ameriprise Financial, Inc.	1,726	401
Apple, Inc.	7,920	967
Chevron Corp.	4,812	504
Danaher Corp.	2,399	540
Estee Lauder Cos., Inc. (The), Class A	1,400	407
Euronet Worldwide, Inc. (a)	663	92
First Republic Bank	2,837	473
Fortune Brands Home & Security, Inc.	2,235	214
JPMorgan Chase & Co.	2,979	454
Lululemon Athletica, Inc. (a)	1,347	413
Mastercard, Inc., Class A	2,041	727
McDonald’s Corp.	1,320	296
MGM Resorts International	8,346	317
Microsoft Corp.	3,653	861
NextEra Energy, Inc.	5,135	388
Planet Fitness, Inc., Class A (a)	565	44
STORE Capital Corp. REIT	15,942	534
SVB Financial Group (a)	1,141	563

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited) (cont’d)

Target Corp.	1,269	251
United Rentals, Inc. (a)	690	227
Veeva Systems, Inc., Class A (a)	622	163
		8,950
Total Common Stocks (Cost $9,819)		15,341

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $212)	211,952	212
Total Investments (99.4%) (Cost $10,031) (c)(d)		15,553
Other Assets in Excess of Liabilities (0.6%)		96
Net Assets (100.0%)		$15,649

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,561,000 and the aggregate gross unrealized depreciation is approximately $39,000, resulting in net unrealized appreciation of approximately $5,522,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	56.4%
Banks	13.2
Textiles, Apparel & Luxury Goods	6.9
Software	6.3
Tech Hardware, Storage & Peripherals	6.2
Interactive Media & Services	5.8
Information Technology Services	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Global Endurance Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (82.4%)
Canada (9.7%)
Colliers International Group, Inc.	9,209	$905
Constellation Software, Inc.	282	394
Shopify, Inc., Class A (a)	574	635
		1,934
Finland (0.5%)
Revenio Group Oyj	1,550	92

Israel (2.9%)
JFrog Ltd. (a)	12,838	569

Japan (2.5%)
Freee KK (a)	4,000	339
Mercari, Inc. (a)	3,700	168
		507
New Zealand (1.7%)
Ryman Healthcare Ltd.	32,355	346

Poland (2.7%)
Dino Polska SA (a)	8,206	541

Sweden (2.2%)
AddLife AB	24,437	439

United Kingdom (8.0%)
Angle PLC (a)	92,053	102
ASOS PLC (a)	5,373	410
Victoria PLC (a)	93,151	1,074
		1,586
United States (52.2%)
Appfolio, Inc., Class A (a)	2,577	364
Appian Corp. (a)	4,094	544
At Home Group, Inc. (a)	22,124	635
Cardlytics, Inc. (a)	6,434	706
Carvana Co. (a)	2,321	609
Credit Acceptance Corp. (a)	921	332
Datadog, Inc., Class A (a)	1,875	156
Fastly, Inc., Class A (a)	14,897	1,002
Floor & Decor Holdings, Inc. (a)	9,670	923
Gores Holdings VI, Inc., Class A (a)	15,980	219
GTT Communications, Inc. (a)(b)	52,442	96
Okta, Inc. (a)	636	140
Party City Holdco, Inc. (a)	93,716	544
Royalty Pharma PLC, Class A	16,490	719
salesforce.com, Inc. (a)	1,528	324
Skillz, Inc. (a)	42,582	811
Smartsheet, Inc., Class A (a)	8,428	539
Soaring Eagle Acquisition Corp. SPAC (a)	50,671	513
Stitch Fix, Inc., Class A (a)	6,768	335
TS Innovation Acquisitions Corp., Class A SPAC(a)	15,885	173
UTZ Brands, Inc.	12,969	321

Morgan Stanley Institutional Fund, Inc.
Global Endurance Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Wayfair, Inc., Class A (a)	1,162	366
		10,371
Total Common Stocks (Cost $13,062)		16,385
Investment Company (1.3%)
Hipgnosis Songs Fund Ltd. (Cost $243)	146,133	253

Short-Term Investments (17.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	86,626	87

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $4; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $5)	$4	4
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $19; fully collateralized by a U.S. Government obligation; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $19)	19	19
		23
Total Securities held as Collateral on Loaned Securities (Cost $110)		110
	Shares
Investment Company (16.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $3,313)	3,312,573	3,313
Total Short-Term Investments (Cost $3,423)		3,423
Total Investments (100.9%) (Cost $16,728) Including $101 of Securities Loaned (d)(e)(f)		20,061
Liabilities in Excess of Other Assets (-0.9%)		(175)
Net Assets (100.0%)		$19,886

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Ajax I	Cazoo Holdings (a)(g)(h)(i)(j)	$303,180	05/31/21	$(12)	(0.06)%

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $101,000 and $110,000, respectively. The Fund received cash collateral of approximately $110,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately less than $500, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,617,000 and the aggregate gross unrealized depreciation is approximately $296,000, resulting in net unrealized appreciation of approximately $3,321,000.

(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $(12,000) and represents (0.6)% of net assets.

(h)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 30,318 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cazoo Holdings and Ajax I, a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cazoo Holdings and Ajax I and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cazoo Holdings and Ajax I. The investment is restricted from resale until the settlement date.

(i)

At March 31, 2021, the Fund held fair valued securities valued at approximately $(12,000), representing (0.6)% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(j)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	32.4%
Short-Term Investments	16.6
Software	16.2
Specialty Retail	13.6
Information Technology Services	9.4
Internet & Direct Marketing Retail	6.4
Household Durables	5.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contract with net unrealized depreciation of approximately $12,000.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
France (6.5%)
L’Oreal SA (BSRM)	198,670	$76,138
LVMH Moet Hennessy Louis Vuitton SE	73,368	48,879
Pernod Ricard SA	392,034	73,581
		198,598
Germany (4.4%)
SAP SE	1,083,962	132,735
Italy (0.5%)
Davide Campari-Milano N.V.	1,332,760	14,929
Netherlands (2.2%)
Heineken N.V.	643,177	66,088
United Kingdom (13.8%)
British American Tobacco PLC	1,926,615	73,678
Experian PLC	1,007,616	34,686
Reckitt Benckiser Group PLC	2,701,734	242,025
RELX PLC (Euronext N.V.)	582,833	14,640
RELX PLC (LSE)	2,221,188	55,700
		420,729
United States (70.6%)
Abbott Laboratories	1,070,410	128,278
Accenture PLC, Class A	561,788	155,194
Automatic Data Processing, Inc.	711,713	134,137
Baxter International, Inc.	1,626,701	137,196
Becton Dickinson & Co.	446,014	108,448
Coca-Cola Co. (The)	1,080,580	56,957
Danaher Corp.	545,756	122,839
Factset Research Systems, Inc.	59,108	18,240
Fidelity National Information Services, Inc.	564,844	79,423
Intercontinental Exchange, Inc.	736,654	82,269
Microsoft Corp.	1,171,743	276,262
Moody’s Corp.	111,577	33,318
NIKE, Inc., Class B	252,540	33,560
Philip Morris International, Inc.	2,886,950	256,188
Procter & Gamble Co. (The)	1,059,129	143,438
Roper Technologies, Inc.	154,989	62,513
Thermo Fisher Scientific, Inc.	267,948	122,286
Visa, Inc., Class A	767,123	162,423
Zoetis, Inc.	240,412	37,860
		2,150,829
Total Common Stocks (Cost $2,193,016)		2,983,908
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $6,905)	6,904,720	6,905

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited) (cont’d)

Total Investments (98.2%) (Cost $2,199,921) (b)(c)	2,990,813
Other Assets in Excess of Liabilities (1.8%)	56,207
Net Assets (100.0%)	$3,047,020

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $802,147,000 and the aggregate gross unrealized depreciation is approximately $11,255,000, resulting in net unrealized appreciation of approximately $790,892,000.

Euronext N.V. Euronext Amsterdam Stock Market.

LSE London Stock Exchange.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	20.8%
Information Technology Services	17.8
Health Care Equipment & Supplies	16.6
Software	13.7
Household Products	12.9
Tobacco	11.1
Beverages	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Australia (4.4%)
Atlas Arteria Ltd. (Units) (a)	640,473	$2,894
Sydney Airport (Units) (a)(b)	484,854	2,280
Transurban Group (Units) (a)	725,802	7,343
		12,517
Canada (11.7%)
Canadian National Railway Co.	43,707	5,072
Enbridge, Inc.	227,508	8,288
Gibson Energy, Inc. (c)	520,472	9,223
Keyera Corp. (c)	61,919	1,287
Pembina Pipeline Corp. (c)	96,908	2,799
TC Energy Corp. (c)	139,975	6,417
		33,086
China (9.1%)
China Everbright Environment Group Ltd. (d)	8,878,000	6,007
China Gas Holdings Ltd. (d)	2,237,400	9,167
China Merchants Port Holdings Co., Ltd. (d)	1,315,921	2,018
GDS Holdings Ltd. ADR (b)	45,296	3,673
Jiangsu Expressway Co., Ltd. H Shares (d)	2,224,000	2,769
Zhejiang Expressway Co., Ltd., Class H (d)	2,442,000	2,164
		25,798
Denmark (0.6%)
Orsted A/S	11,222	1,813

France (6.0%)
Aeroports de Paris (b)	3,408	407
Getlink SE (b)	176,170	2,703
Vinci SA	134,471	13,776
		16,886
Germany (1.0%)
Vantage Towers AG (b)	99,157	2,791

Hong Kong (1.1%)
Power Assets Holdings Ltd.	522,000	3,082

India (0.7%)
Azure Power Global Ltd. (b)	71,910	1,955

Italy (3.2%)
Atlantia SpA (b)	148,312	2,774
Infrastrutture Wireless Italiane SpA	320,211	3,567
Terna Rete Elettrica Nazionale SpA	361,687	2,731
		9,072
Japan (2.1%)
Central Japan Railway Co.	14,000	2,093

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

East Japan Railway Co.	55,200	3,908
		6,001
Mexico (3.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	319,437	3,335
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	202,997	3,605
Promotora y Operadora de Infraestructura SAB de CV	516,785	3,944
		10,884
New Zealand (0.9%)
Auckland International Airport Ltd. (b)	492,829	2,698

Spain (4.0%)
Aena SME SA (b)	14,438	2,342
Cellnex Telecom SA	65,911	3,795
EDP Renovaveis SA	40,419	863
Ferrovial SA	121,951	3,179
Iberdrola SA	87,237	1,124
		11,303
Switzerland (1.0%)
Flughafen Zurich AG (Registered) (b)	16,811	2,762

United Kingdom (5.5%)
National Grid PLC	939,072	11,185
Pennon Group PLC	160,976	2,164
Severn Trent PLC	69,294	2,203
		15,552
United States (43.4%)
Ameren Corp.	43,006	3,499
American Electric Power Co., Inc.	52,536	4,450
American Tower Corp. REIT	82,534	19,730
American Water Works Co., Inc.	35,924	5,386
Atmos Energy Corp.	41,353	4,088
Avangrid, Inc.	58,638	2,921
Cheniere Energy, Inc. (b)	84,812	6,107
Crown Castle International Corp. REIT	118,054	20,321
Edison International	89,235	5,229
Eversource Energy	66,217	5,734
Kansas City Southern	36,828	9,720
ONEOK, Inc.	202,464	10,257
Republic Services, Inc.	24,717	2,456
SBA Communications Corp. REIT	16,644	4,619
Sempra Energy	62,191	8,245
Targa Resources Corp.	191,679	6,086
Union Pacific Corp.	7,597	1,674
Williams Cos., Inc. (The)	110,315	2,613
		123,135
Total Common Stocks (Cost $212,447)		279,335

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,292)	5,292,368	5,292
	Face Amount (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $274; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $280)	$274	274
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $1,153; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $1,176)	1,153	1,153
		1,427
Total Securities held as Collateral on Loaned Securities (Cost $6,719)		6,719

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,840)	3,839,718	3,840
Total Short-Term Investments (Cost $10,559)		10,559
Total Investments (102.2%) (Cost $223,006) Including $10,366 of Securities Loaned (f)(g)		289,894
Liabilities in Excess of Other Assets (-2.2%)		(6,247)

Net Assets (100.0%)		$283,647

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $10,366,000 and $10,924,000, respectively. The Fund received cash collateral of approximately $6,732,000, of which approximately $6,719,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $13,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,192,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Hong Kong exchange.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $69,355,000 and the aggregate gross unrealized depreciation is approximately $2,467,000, resulting in net unrealized appreciation of approximately $66,888,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.3%
Communications	20.7
Electricity Transmission & Distribution	12.9
Toll Roads	8.7
Railroads	7.9
Airports	6.1
Diversified	6.0
Other**	5.8
Water	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Australia (3.6%)
Afterpay Ltd. (a)	52,620	$4,057
Redbubble Ltd. (a)	1,217,523	4,633
Xero Ltd. (a)	72,974	7,013
		15,703
Canada (6.2%)
Shopify, Inc., Class A (a)	24,451	27,055
India (3.8%)
HDFC Bank Ltd. ADR (a)	213,021	16,550
Japan (1.7%)
BASE, Inc. (a)	257,500	3,705
Demae-Can Co., Ltd. (a)	177,100	3,898
		7,603
Netherlands (3.7%)
Adyen N.V. (a)	7,249	16,181
Singapore (6.6%)
Sea Ltd. ADR (a)	129,002	28,797
Sweden (3.3%)
Evolution Gaming Group AB	98,067	14,440
United Kingdom (2.0%)
Deliveroo Holdings PLC (a)	1,679,314	9,029
United States (64.8%)
Airbnb, Inc. Class B (a)	3,834	681
Carvana Co. (a)	27,202	7,138
Cloudflare, Inc., Class A (a)	66,741	4,689
Coupa Software, Inc. (a)	19,475	4,956
Coupang, Inc. (a)	476,794	23,530
Farfetch Ltd., Class A (a)	351,005	18,610
Intuitive Surgical, Inc. (a)	15,380	11,365
MercadoLibre, Inc. (a)	14,261	20,994
MP Materials Corp. (a)(c)	61,363	2,206
Okta, Inc. (a)	32,743	7,218
Pinterest, Inc., Class A (a)	96,169	7,119
Royal Gold, Inc.	11,611	1,250
Royalty Pharma PLC, Class A	501,634	21,881
Snap, Inc., Class A (a)	260,397	13,616
Snowflake, Inc., Class A (a)	50,846	11,658
Spotify Technology SA (a)	66,912	17,929
Square, Inc., Class A (a)	74,829	16,990
Texas Pacific Land Corp.	1,766	2,807
Trade Desk, Inc. (The), Class A (a)	6,313	4,114
Twilio, Inc., Class A (a)	35,017	11,932
Twitter, Inc. (a)	245,504	15,621
Uber Technologies, Inc. (a)	325,768	17,758
Veeva Systems, Inc., Class A (a)	60,185	15,723
Zillow Group, Inc., Class C (a)	47,076	6,103
Zoom Video Communications, Inc., Class A (a)	45,123	14,498

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

ZoomInfo Technologies, Inc., Class A (a)	73,251	3,582
		283,968
Total Common Stocks (Cost $347,446)		419,326
Preferred Stocks (0.0%) (d)
United States (0.0%) (d)
Lookout, Inc. Series F (a)(b)(e) (acquisition cost — $73; acquired 6/17/14) (Cost $73)	6,374	22
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f)	1,688,422	1,689

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $87; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $89)	$87	87
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $368; fully collateralized by a U.S. Government obligation; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $375)	368	368
		455
Total Securities held as Collateral on Loaned Securities (Cost $2,144)		2,144

	Shares
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $28,104)	28,104,375	28,104
Total Short-Term Investments (Cost $30,248)		30,248
Total Investments Excluding Purchased Options (102.6%) (Cost $377,767)		449,596
Total Purchased Options Outstanding (0.2%) (Cost $1,920)		680
Total Investments (102.8%) (Cost $379,687) (g)(h)(i)		450,276
Liabilities in Excess of Other Assets (-2.8%)		(12,052)
Net Assets (100.0%)		$438,224

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Ajax I	Cazoo Holdings (a)(b)(e)(j)(k)	$7,698,960	05/31/21	$(293)	(0.07)%

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $(271,000) and represents (0.6)% of net assets.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $2,206,000 and $2,148,000, respectively. The Fund received cash collateral of approximately $2,148,000, of which approximately $2,144,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $4,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Amount is less than 0.05%.
(e)

At March 31, 2021, the Fund held a fair valued security valued at approximately $(271,000), representing (0.6)% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $90,128,000 and the aggregate gross unrealized depreciation is approximately $19,539,000, resulting in net unrealized appreciation of approximately $70,589,000.

(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(j)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 769,896 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cazoo Holdings and Ajax I, a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cazoo Holdings and Ajax I, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cazoo Holdings and Ajax I. The investment is restricted from resale until the settlement date.

(k)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
SPAC	Special Purpose Acquisition Company.
PIPE	Private Investment in Public Equity.

Morgan Stanley Institutional Fund, Inc.
Global Insight Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	47,104,572	47,105	$14	$285	$(271)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	83,130,387	83,130	247	444	(197)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	64,087,776	64,088	85	348	(263)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	85,529,485	85,529	328	425	(97)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul - 21	53,186,867	53,187	6	249	(243)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May - 21	29,023,770	29,024	—@	169	(169)
							$680	$1,920	$(1,240)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	24.8%
Information Technology Services	22.0
Internet & Direct Marketing Retail	18.2
Entertainment	10.4
Interactive Media & Services	10.3
Software	7.9
Short-Term Investments	6.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contract with net unrealized depreciation of approximately $293,000.

Morgan Stanley Institutional Fund, Inc.
Global Opportunity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Argentina (0.4%)
Globant SA (a)	134,230	$27,867
Canada (3.6%)
Shopify, Inc., Class A (a)	242,008	267,782
China (12.0%)
Alibaba Group Holding Ltd. ADR (a)	328,105	74,391
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,656,554	64,762
Meituan, Class B (a)(b)	7,138,400	273,816
TAL Education Group ADR (a)	4,938,261	265,925
Tencent Holdings Ltd. (b)	866,100	67,959
Trip.com Group Ltd. ADR (a)	3,432,286	136,022
		882,875
Denmark (4.7%)
DSV Panalpina A/S	1,756,646	344,641
France (2.6%)
Hermes International	175,449	194,227
India (6.2%)
HDFC Bank Ltd. (a)	16,928,258	345,830
ICICI Bank Ltd. ADR (a)	6,772,246	108,559
		454,389
Italy (2.4%)
Moncler SpA (a)	3,058,946	175,308
Japan (1.7%)
Keyence Corp.	282,900	128,439
Korea, Republic of (1.3%)
NAVER Corp.	290,063	96,624
United Kingdom (0.4%)
Fevertree Drinks PLC	1,133,685	33,446
United States (60.5%)
Adobe, Inc. (a)	497,292	236,398
Affirm Holdings, Inc. (a)	182,988	12,941
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $11,376; acquired 11/7/18)	30,083	32,716
Airbnb, Inc. Class B (a)(c)	78,306	13,907
Alphabet, Inc., Class C (a)	126,640	261,971
Amazon.com, Inc. (a)	152,769	472,680
Coupang, Inc. (a)	801,715	39,565
DoorDash, Inc., Class A (a)	494,891	64,895
EPAM Systems, Inc. (a)	509,186	201,989
Facebook, Inc., Class A (a)	807,486	237,829
Farfetch Ltd., Class A (a)	2,101,386	111,416
Intuitive Surgical, Inc. (a)	121,844	90,035
Martin Marietta Materials, Inc.	106,127	35,640
Mastercard, Inc., Class A	1,442,543	513,617
salesforce.com, Inc. (a)	802,460	170,017
ServiceNow, Inc. (a)	683,454	341,802
Snowflake, Inc., Class A (a)	142,683	32,714
Spotify Technology SA (a)	697,538	186,905
Square, Inc., Class A (a)	943,664	214,259
Uber Technologies, Inc. (a)	8,659,215	472,014

Morgan Stanley Institutional Fund, Inc.
Global Opportunity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(codt’d)

Visa, Inc., Class A	1,475,708	312,452
Walt Disney Co. (The) (a)	1,487,765	274,522
Zillow Group, Inc., Class A (a)	448,160	58,879
Zoom Video Communications, Inc., Class A (a)	231,672	74,434
		4,463,597
Total Common Stocks (Cost $3,839,718)		7,069,195

Preferred Stock (0.0%) (e)
United States (0.0%) (e)
Magic Leap Series C (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15) (Cost $3,175)	137,829	—

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $340,672)	340,672,447	340,672
Total Investments (100.4%) (Cost $4,183,565) (g)(h)		7,409,867
Liabilities in Excess of Other Assets (-0.4%)		(26,676)
Net Assets (100.0%)		$7,383,191

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $46,623,000 and represents 0.6% of net assets.

(d)

At March 31, 2021, the Fund held fair valued securities valued at approximately $32,716,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)	Amount is less than 0.05%.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $90,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,263,245,000 and the aggregate gross unrealized depreciation is approximately $36,943,000, resulting in net unrealized appreciation of approximately $3,226,302,000.

ADR      American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Information Technology Services	21.4%
Other*	18.0
Internet & Direct Marketing Retail	16.0
Software	11.1
Interactive Media & Services	9.8
Road & Rail	6.4
Entertainment	6.2
Banks	6.1
Textiles, Apparel & Luxury Goods	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Global Permanence Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Canada (10.6%)
Canadian National Railway Co.	434	$50
Constellation Software, Inc.	120	168
FirstService Corp.	820	122
Topicus.com, Inc. (a)	219	14
		354
Denmark (0.9%)
Chr Hansen Holding A/S (a)	349	32
France (15.1%)
Christian Dior SE	276	167
EssilorLuxottica SA	219	36
Getlink SE (a)	1,948	30
Hermes International	142	157
L’Oreal SA (BSRM)	138	53
Remy Cointreau SA	333	61
		504
India (3.7%)
HDFC Bank Ltd. ADR (a)	1,584	123
Italy (0.9%)
Brunello Cucinelli SpA (a)	714	31
Mexico (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	2,760	49
Netherlands (8.5%)
ASML Holding NV	412	254
JDE Peet’s N.V. (a)	846	31
		285
Spain (1.4%)
Aena SME SA (a)	282	46
United Kingdom (2.5%)
Abcam PLC (a)	1,391	27
Intertek Group PLC	403	31
Rentokil Initial PLC (a)	4,106	27
		85
United States (50.8%)
Amazon.com, Inc. (a)	34	105
Appfolio, Inc., Class A (a)	513	73
Axon Enterprise, Inc. (a)	336	48
Ball Corp.	319	27
Costco Wholesale Corp.	302	106
Danaher Corp.	138	31
Ecolab, Inc.	519	111
HEICO Corp., Class A	944	107
Intercontinental Exchange, Inc.	661	74
Intuitive Surgical, Inc. (a)	156	115
Linde PLC	123	35
Martin Marietta Materials, Inc.	104	35
Roper Technologies, Inc.	78	32

Morgan Stanley Institutional Fund, Inc.
Global Permanence Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Royal Gold, Inc.	307	33
Royalty Pharma PLC, Class A	3,386	148
S&P Global, Inc.	248	88
Sherwin-Williams Co. (The)	48	35
Texas Pacific Land Corp.	94	149
Tyler Technologies, Inc. (a)	69	29
Veeva Systems, Inc., Class A (a)	417	109
Walt Disney Co. (The) (a)	858	158
Waste Connections, Inc.	469	51
		1,699
Total Common Stocks (Cost $2,436)		3,208
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $64)	$63,511	64
Total Investments Excluding Purchased Options (97.8%) (Cost $2,500)		3,272
Total Purchased Options Outstanding (0.2%) (Cost $17)		5
Total Investments (98.0%) (Cost $2,517) (c)(d)		3,277
Other Assets in Excess of Liabilities (2.0%)		68
Net Assets (100.0%)		$3,345

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $811,000 and the aggregate gross unrealized depreciation is approximately $51,000, resulting in net unrealized appreciation of approximately $760,000.

ADR      American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.
Global Permanence Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)		Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	CNH/USD	USD8.48	May - 21	402,840	403	$	—@	$2	$(2)
BNP Paribas	USD/CNH	CNH7.99	Sep - 21	472,545	473		—@	3	(3)
BNP Paribas	USD/CNH	CNH7.45	Jan - 22	595,628	596		2	3	(1)
BNP Paribas	USD/CNH	CNH7.64	Nov - 21	556,269	556		1	3	(2)
Goldman Sachs International	USD/CNH	CNH7.57	Mar - 22	655,158	655		2	3	(1)
Royal Bank of Scotland	USD/CNH	CNH8.06	Jul - 21	534,767	535		—@	3	(3)
							$5	$17	$(12)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	60.1%
Textiles, Apparel & Luxury Goods	11.9
Software	8.7
Semiconductors & Semiconductor Equipment	7.8
Chemicals	6.5
Capital Markets	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (100.7%)
Australia (3.7%)
Charter Hall Group REIT	186,464	$1,824
Goodman Group REIT	137,343	1,890
GPT Group (The) REIT	152,304	532
Mirvac Group REIT	1,229,162	2,334
Scentre Group REIT	361,103	774
Stockland REIT	750,800	2,509
		9,863
Austria (0.2%)
CA Immobilien Anlagen AG	11,856	502
Canada (1.6%)
Granite Real Estate Investment Trust	44,504	2,706
RioCan Real Estate Investment Trust	103,607	1,605
		4,311
China (2.3%)
China Resources Land Ltd. (a)	358,000	1,734
China Resources Mixc Lifestyle Services Ltd. (a)(b)	267,092	1,591
GDS Holdings Ltd. ADR (b)	18,130	1,470
Longfor Group Holdings Ltd. (a)	204,000	1,351
		6,146
Finland (0.6%)
Kojamo Oyj	74,609	1,459
France (2.6%)
Gecina SA REIT	21,300	2,933
ICADE REIT	17,084	1,249
Klepierre SA REIT (c)	33,615	784
Mercialys SA REIT	160,778	1,771
		6,737
Germany (5.4%)
Alstria Office AG REIT	105,450	1,704
Deutsche Wohnen SE	80,786	3,769
LEG Immobilien AG	16,437	2,162
Vonovia SE	101,857	6,653
		14,288
Hong Kong (5.8%)
ESR Cayman Ltd. (b)	795,000	2,603
Hysan Development Co., Ltd.	140,000	547
Link REIT	317,970	2,896
New World Development Co. Ltd.	419,439	2,169
Sun Hung Kai Properties Ltd.	159,367	2,415
Swire Properties Ltd.	601,100	1,859
Wharf Real Estate Investment Co., Ltd.	504,075	2,824
		15,313
Ireland (0.8%)
Hibernia REIT PLC	1,574,839	2,039

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Japan (11.8%)
Activia Properties, Inc. REIT	400	1,754
GLP J-REIT	728	1,195
Japan Hotel REIT Investment Corp.	2,103	1,183
Japan Prime Realty Investment Corp. REIT	256	955
Japan Retail Fund Investment Corp. REIT	2,349	2,399
Mitsubishi Estate Co., Ltd.	220,100	3,842
Mitsubishi Estate Logistics REIT Investment Corp.	308	1,210
Mitsui Fudosan Co., Ltd.	185,600	4,213
Mitsui Fudosan Logistics Park, Inc. REIT	185	914
Nippon Building Fund, Inc. REIT	395	2,322
Nippon Prologis, Inc. REIT	573	1,840
Nomura Real Estate Master Fund, Inc. REIT	1,393	2,094
Orix, Inc. J-REIT	841	1,461
Premier Investment Corp. REIT	807	1,152
Sumitomo Realty & Development Co., Ltd.	93,000	3,281
United Urban Investment Corp. REIT	946	1,270
		31,085
Malta (0.0%)
BGP Holdings PLC (b)(d)	12,867,024	18
Netherlands (1.1%)
Eurocommercial Properties N.V. CVA REIT (b)	67,074	1,479
NSI N.V. REIT	36,986	1,466
		2,945
Singapore (1.7%)
Frasers Logistics & Commercial Trust REIT	932,700	1,005
Keppel REIT	1,112,100	1,009
Keppel DC REIT	885,100	1,777
Mapletree Industrial Trust REIT	366,900	747
		4,538
Spain (1.2%)
Inmobiliaria Colonial Socimi SA REIT	40,205	389
Merlin Properties Socimi SA REIT	264,477	2,705
		3,094
Sweden (1.7%)
Atrium Ljungberg AB, Class B (c)	26,221	470
Castellum AB (c)	42,992	948
Fabege AB (c)	133,400	1,799
Hufvudstaden AB, Class A (c)	75,592	1,099
Kungsleden AB	28,854	301
		4,617
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	11,253	1,371
United Kingdom (3.9%)
British Land Co., PLC (The) REIT	290,920	2,025
Derwent London PLC REIT	13,710	610
Grainger PLC	253,139	931
Hammerson PLC REIT (c)	877,646	423
Helical PLC	3	—@
Land Securities Group PLC REIT	265,789	2,529
Segro PLC REIT	122,354	1,582

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

St. Modwen Properties PLC	303,116	1,692
Tritax Big Box PLC REIT	259,621	642
		10,434
United States (55.8%)
Alexandria Real Estate Equities, Inc. REIT	28,095	4,616
American Campus Communities, Inc. REIT	15,340	664
AvalonBay Communities, Inc. REIT	58,891	10,866
Boyd Gaming Corp. (b)	14,585	860
Brixmor Property Group, Inc. REIT	273,766	5,538
Caesars Entertainment, Inc. (b)	20,546	1,797
CubeSmart REIT	50,741	1,920
CyrusOne, Inc. REIT	32,447	2,197
Douglas Emmett, Inc. REIT	86,004	2,700
Duke Realty Corp. REIT	94,801	3,975
Empire State Realty Trust, Inc., Class A REIT	340,165	3,786
Equinix, Inc. REIT	4,550	3,092
Equity Lifestyle Properties, Inc. REIT	60,070	3,823
Essex Property Trust, Inc. REIT	18,418	5,007
Exeter Industrial Value Fund, LP (b)(d)(e)	1,860,000	125
Healthcare Trust of America, Inc., Class A REIT	97,902	2,700
Healthpeak Properties, Inc. REIT	291,093	9,239
Host Hotels & Resorts, Inc. REIT	213,466	3,597
Invitation Homes, Inc. REIT	167,727	5,366
JBG SMITH Properties REIT	74,537	2,369
Kilroy Realty Corp. REIT	46,820	3,073
Medical Properties Trust, Inc. REIT	149,570	3,183
NETSTREIT Corp. REIT	139,520	2,580
Prologis, Inc. REIT	94,418	10,008
Public Storage REIT	37,430	9,236
QTS Realty Trust, Inc., Class A REIT	35,020	2,173
Red Rock Resorts, Inc., Class A	47,804	1,558
Retail Properties of America, Inc., Class A REIT	294,413	3,085
RLJ Lodging Trust REIT	100,452	1,555
RPT Realty REIT	272,191	3,106
Simon Property Group, Inc. REIT	68,370	7,778
UDR, Inc. REIT	73,639	3,230
VEREIT, Inc. REIT	119,675	4,622
VICI Properties, Inc. REIT	218,175	6,161
Welltower, Inc. REIT	168,089	12,040
		147,625
Total Common Stocks (Cost $207,696)		266,385

Short-Term Investments (1.9%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Companies (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f)	3,891,419	3,891

	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $848; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $865)	$848	848

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

HSBC Securities USA, Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $202; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $206)	202	202
		1,050
Total Securities held as Collateral on Loaned Securities (Cost $4,941)		4,941
Total Short-Term Investments (Cost $4,941)		4,941
Total Investments (102.6%) (Cost $212,637) Including $4,656 of Securities Loaned (g)(h)		271,326
Liabilities in Excess of Other Assets (-2.6%)		(6,906)
Net Assets (100.0%)		$264,420

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $4,656,000 and $4,950,000, respectively. The Fund received cash collateral of approximately $4,941,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $9,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

At March 31, 2021, the Fund held fair valued securities valued at approximately $143,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At March 31, 2021, this security had an aggregate market value of approximately $125,000, representing less than 0.05% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $60,148,000 and the aggregate gross unrealized depreciation is approximately $1,459,000, resulting in net unrealized appreciation of approximately $58,689,000.

@           Value is less than $500.

ADR      American Depositary Receipt.

CVA      Certificaten Van Aandelen.

REIT     Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	26.9%
Residential	16.5
Retail	12.8
Other*	11.6
Office	11.2
Industrial	10.8
Health Care	10.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Canada (3.2%)
Constellation Software, Inc.	1,579	$2,205
France (1.6%)
L’Oreal SA (BSRM)	2,966	1,137
Germany (10.8%)
Deutsche Boerse AG	4,812	800
Henkel AG & Co., KGaA (Preference)	29,763	3,346
SAP SE	27,496	3,367
		7,513
Hong Kong (1.8%)
AIA Group Ltd.	101,400	1,230
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,988	1,891
United Kingdom (9.7%)
Experian PLC	13,055	449
Prudential PLC	54,597	1,160
Reckitt Benckiser Group PLC	46,186	4,137
RELX PLC (LSE)	39,865	1,000
		6,746
United States (68.0%)
Abbott Laboratories	21,459	2,572
Accenture PLC, Class A	12,054	3,330
Alphabet, Inc., Class A (a)	1,026	2,116
Amphenol Corp., Class A	17,663	1,165
Automatic Data Processing, Inc.	14,241	2,684
Baxter International, Inc.	35,689	3,010
Becton Dickinson & Co.	10,632	2,585
Cerner Corp.	16,414	1,180
Coca-Cola Co. (The)	13,049	688
Danaher Corp.	10,246	2,306
Factset Research Systems, Inc.	1,007	311
Fidelity National Information Services, Inc.	10,124	1,423
Intercontinental Exchange, Inc.	14,550	1,625
Medtronic PLC	22,066	2,607
Microsoft Corp.	21,197	4,998
Moody’s Corp.	1,263	377
NIKE, Inc., Class B	5,048	671
Procter & Gamble Co. (The)	21,676	2,935
Roper Technologies, Inc.	3,270	1,319
Stanley Black & Decker, Inc.	7,465	1,490
Texas Instruments, Inc.	6,151	1,162
Thermo Fisher Scientific, Inc.	4,967	2,267
Visa, Inc., Class A	17,379	3,680
Zoetis, Inc.	4,398	693
		47,194
Total Common Stocks (Cost $55,691)		67,916

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $2,600)	2,600,258	2,600
Total Investments (101.5%) (Cost $58,291) (c)(d)		70,516
Liabilities in Excess of Other Assets (-1.5%)		(1,054)
Net Assets (100.0%)		$69,462

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,274,000 and the aggregate gross unrealized depreciation is approximately $49,000, resulting in net unrealized appreciation of approximately $12,225,000.

ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.9%
Health Care Equipment & Supplies	18.5
Information Technology Services	15.8
Software	15.0
Household Products	14.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (94.1%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	417,835	$58,994
Moderna, Inc. (a)	1,054,013	138,023
		197,017
Entertainment (5.7%)
Netflix, Inc. (a)	338,247	176,450
ROBLOX Corp., Class A (a)	1,383,291	89,679
Spotify Technology SA (a)	2,606,380	698,379
		964,508
Health Care Equipment & Supplies (5.2%)
DexCom, Inc. (a)	735,534	264,344
Intuitive Surgical, Inc. (a)	844,691	624,176
		888,520
Health Care Providers & Services (1.0%)
Guardant Health, Inc. (a)	1,124,569	171,665
Health Care Technology (4.0%)
Agilon Health Topco, Inc. (a)(b)(c)
(acquisition cost — $25,030; acquired 11/7/18)	66,188	71,980
Veeva Systems, Inc., Class A (a)	2,331,726	609,140
		681,120
Information Technology Services (23.0%)
Adyen N.V. (Netherlands) (a)	82,599	184,380
Fastly, Inc., Class A (a)	1,776,664	119,534
MongoDB, Inc. (a)	603,839	161,485
Okta, Inc. (a)	2,056,298	453,270
Shopify, Inc., Class A (Canada) (a)	774,550	857,040
Snowflake, Inc., Class A (a)	2,647,695	607,063
Square, Inc., Class A (a)	3,991,714	906,319
Twilio, Inc., Class A (a)	1,820,329	620,295
		3,909,386
Interactive Media & Services (16.0%)
Facebook, Inc., Class A (a)	849,876	250,314
Pinterest, Inc., Class A (a)	6,107,111	452,110
Snap, Inc., Class A (a)	14,210,789	743,082
Twitter, Inc. (a)	13,345,090	849,148
Zillow Group, Inc., Class C (a)	3,185,498	412,968
		2,707,622
Internet & Direct Marketing Retail (10.8%)
Airbnb, Inc. Class B (a)	1,013,856	180,064
Amazon.com, Inc. (a)	300,520	929,833
Chewy, Inc., Class A (a)	1,768,514	149,811
DoorDash, Inc., Class A (a)	1,909,772	250,428
Wayfair, Inc., Class A (a)	1,030,447	324,333
		1,834,469
Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	978,190	177,052

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Illumina, Inc. (a)	416,185	159,840
		336,892
Metals & Mining (0.3%)
Royal Gold, Inc.	439,397	47,288
Oil, Gas & Consumable Fuels (0.6%)
Texas Pacific Land Corp.	68,523	108,913
Pharmaceuticals (2.3%)
Royalty Pharma PLC, Class A	8,965,508	391,075
Road & Rail (5.2%)
Uber Technologies, Inc. (a)	16,036,353	874,142
Semiconductors & Semiconductor Equipment (1.6%)
NVIDIA Corp.	505,659	269,986
Software (12.4%)
Cloudflare, Inc., Class A (a)	3,630,392	255,071
Coupa Software, Inc. (a)	1,262,290	321,227
Datadog, Inc., Class A (a)	3,185,166	265,452
DocuSign, Inc. (a)	812,327	164,456
Trade Desk, Inc. (The), Class A (a)	383,757	250,079
Unity Software, Inc. (a)	896,489	89,927
Zoom Video Communications, Inc., Class A (a)	2,353,288	756,088
		2,102,300
Specialty Retail (2.8%)
Carvana Co. (a)	1,818,070	477,062
Total Common Stocks (Cost $8,735,405)		15,961,965
Preferred Stocks (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(c)
(acquisition cost — $18,812; acquired 12/22/15)	816,725	-

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $891,363)	891,363,287	891,363
Total Investments Excluding Purchased Options (99.4%) (Cost $9,645,580)		16,853,328
Total Purchased Options Outstanding (0.1%) (Cost $83,915)		26,720
Total Investments (99.5%) (Cost $9,729,495) (e)(f)		16,880,048
Other Assets in Excess of Liabilities (0.5%)		78,140
Net Assets (100.0%)		$16,958,188

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $71,980,000 and represents 0.4% of net assets.

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

(c)

At March 31, 2021, the Fund held fair valued securities valued at approximately $71,980,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $168,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,489,930,000 and the aggregate gross unrealized depreciation is approximately $339,377,000, resulting in net unrealized appreciation of approximately $7,150,553,000.

Morgan Stanley Institutional Fund, Inc.
Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH 7.99	Sep - 21	2,209,996,914	2,209,997	$$630	$13,383	$(12,753)
BNP Paribas	USD/CNH	CNH 7.45	Jan - 22	3,240,675,472	3,240,675	9,635	17,299	(7,664)
BNP Paribas	USD/CNH	CNH 7.64	Nov - 21	2,625,404,928	2,625,405	3,492	14,258	(10,766)
Goldman Sachs International	USD/CNH	CNH 7.57	Mar - 22	3,297,576,823	3,297,577	12,659	16,379	(3,720)
Royal Bank of Scotland	USD/CNH	CNH 8.06	Jul - 21	2,411,798,894	2,411,799	299	12,792	(12,493)
Royal Bank of Scotland	USD/CNH	CNH 8.48	May - 21	1,570,361,464	1,570,361	5	9,804	(9,799)
						$26,720	$83,915	$(57,195)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Information Technology Services	23.2%
Interactive Media & Services	16.0
Other*	15.9
Software	12.5
Internet & Direct Marketing Retail	10.9
Entertainment	5.7
Short-Term Investments	5.3
Health Care Equipment & Supplies	5.3
Road & Rail	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (84.1%)
Aerospace & Defense (3.5%)
Axon Enterprise, Inc. (a)	462,665	$65,893

Biotechnology (3.6%)
4D Molecular Therapeutics, Inc. (a)	162,653	7,056
Abcam PLC ADR (United Kingdom) (a)	913,167	17,551
Editas Medicine, Inc. (a)	57,844	2,430
Intellia Therapeutics, Inc. (a)	65,870	5,287
Olink Holding AB ADR (Sweden) (a)	314,398	11,318
Passage Bio, Inc. (a)	336,620	5,884
Relay Therapeutics, Inc. (a)	118,727	4,104
Sana Biotechnology, Inc. (a)	401,380	13,434
		67,064
Diversified Holding Companies (6.3%)
ABG Acquisition Corp. I, Class A SPAC (a)	471,282	4,661
BowX Acquisition Corp., Class A SPAC (a)(b)	870,863	10,172
CM Life Sciences II, Inc. (Units) SPAC (a)(c)	305,714	3,913
Digital Transformation Opportunities Corp. (Units) (a)(c)	187,007	1,848
Gores Holdings VI, Inc., Class A SPAC (a)(b)	1,667,670	22,847
Northern Star Acquisition Corp. (Units) SPAC (a)(c)	629,477	7,664
Ribbit LEAP Ltd. (Units) (a)(c)	588,956	6,478
Soaring Eagle Acquisition Corp. (Units) SPAC (a)(c)	1,053,007	10,656
TPG Pace Tech Opportunities Corp., Class A (a)	1,827,402	18,110
TS Innovation Acquisitions Corp., Class A SPAC (a)(b)	1,821,880	19,786
USHG Acquisition Corp. (Units) SPAC (a)(c)	1,031,281	10,364
		116,499
Diversified Telecommunication Services (2.0%)
Anterix, Inc. (a)	782,423	36,899

Entertainment (3.9%)
Skillz, Inc. (a)	3,822,551	72,781

Food Products (4.8%)
UTZ Brands, Inc.	3,637,164	90,165

Health Care Equipment & Supplies (1.1%)
Angle PLC (United Kingdom) (a)	8,182,274	9,080
Outset Medical, Inc. (a)	133,900	7,283
Quotient Ltd. (a)	1,367,129	5,031
		21,394
Health Care Providers & Services (4.6%)
Covetrus, Inc. (a)	2,240,451	67,146
HealthEquity, Inc. (a)	113,076	7,689
Signify Health, Inc., Class A (a)	376,092	11,005
		85,840
Health Care Technology (2.0%)
Inspire Medical Systems, Inc. (a)	136,353	28,223
Schrodinger, Inc. (a)	125,976	9,611
		37,834

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Household Durables (2.6%)
Victoria PLC (United Kingdom) (a)	4,149,645	47,825

Information Technology Services (3.5%)
Fastly, Inc., Class A (a)	980,841	65,991

Insurance (0.5%)
Oscar Health, Inc., Class A (a)	340,087	9,142

Internet & Direct Marketing Retail (5.3%)
Overstock.com, Inc. (a)	761,418	50,452
Stitch Fix, Inc., Class A (a)	959,941	47,555
		98,007
Life Sciences Tools & Services (4.2%)
Adaptive Biotechnologies Corp. (a)	81,820	3,294
NanoString Technologies, Inc. (a)	919,242	60,404
Seer, Inc. (a)	288,387	14,425
		78,123
Media (3.1%)
Cardlytics, Inc. (a)	532,963	58,466

Metals & Mining (0.8%)
MP Materials Corp. (a)(b)	260,572	9,367
Royal Gold, Inc.	46,477	5,002
		14,369
Oil, Gas & Consumable Fuels (1.7%)
Texas Pacific Land Corp.	20,031	31,838

Professional Services (1.4%)
Upwork, Inc. (a)	570,834	25,556

Real Estate Management & Development (5.2%)
Redfin Corp. (a)	1,445,540	96,259

Software (17.5%)
Alignment Healthcare, Inc. (a)(b)	444,070	9,738
Anaplan, Inc. (a)	891,527	48,009
Appfolio, Inc., Class A (a)	652,029	92,203
JFrog Ltd. (Israel) (a)	2,045,152	90,743
MicroStrategy, Inc., Class A (a)	14,480	9,829
Olo, Inc., Class A (a)	993,630	26,222
Smartsheet, Inc., Class A (a)	750,962	48,002
		324,746
Specialty Retail (6.1%)
Party City Holdco, Inc. (a)	5,022,247	29,129
Vroom, Inc. (a)	2,146,503	83,692
		112,821
Trading Companies & Distributors (0.4%)
EVI Industries, Inc. (a)	232,080	6,677

Total Common Stocks (Cost $1,545,010)		1,564,189

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Preferred Stocks (0.7%)
Health Care Technology (0.4%)
Grand Rounds, Inc. Series B (a)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	8,467

Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1	14,625	1,021

Software (0.2%)
Lookout, Inc. Series F (a)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	3,999

Total Preferred Stocks (Cost $16,933)		13,487

Investment Company (1.4%)
Hipgnosis Songs Fund Ltd. (Cost $24,824)	14,932,747	25,836

Short-Term Investments (15.0%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	8,576,568	8,577

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $444; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $453)	$444	444
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $1,868; fully collateralized by a U.S. Government obligation; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $1,906)	1,868	1,868
		2,312

Total Securities held as Collateral on Loaned Securities (Cost $10,889)		10,889

	Shares
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $267,786)	267,785,689	267,786
Total Short-Term Investments (Cost $278,675)		278,675

Total Investments Excluding Purchased Options (101.2%) (Cost $1,865,442)		1,882,187
Total Purchased Options Outstanding (0.1%) (Cost $4,034)		2,032
Total Investments (101.3%) (Cost $1,869,476) Including $11,049 of Securities Loaned (g)(h)(i)		1,884,219

Liabilities in Excess of Other Assets (-1.3%)		(24,443)

Net Assets (100.0%)		$1,859,776

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
CM Life Sciences II, Inc.	SomaLogic (a)(d)(e)(j)(o)	$6,355,010	05/31/21	$636	0.03%
CM Life Sciences, Inc.	Sema4 (a)(d)(e)(k)(o)	10,793,060	05/31/21	(443)	(0.02)
Good Works Acquisition Corp.	Cipher Mining (a)(d)(e)(l)(o)	9,274,400	05/31/21	770	0.04
Hudson Executive Investment Corp.	Groop/Talkspace (a)(d)(e)(m)(o)	4,692,290	04/30/21	(648)	(0.03)
VG Acquisition Corp.	23andMe (a)(d)(e)(n)(o)	5,326,220	05/31/21	(1,305)	(0.07)
				$(990)	(0.05)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $11,049,000 and $10,910,000, respectively. The Fund received cash collateral of approximately $10,910,000, of which approximately $10,889,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $21,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $11,476,000 and represents 0.7% of net assets.
(e)	At March 31, 2021, the Fund held fair valued securities valued at approximately $11,476,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $49,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,132,000 and the aggregate gross unrealized depreciation is approximately $144,379,000, resulting in net unrealized appreciation of approximately $13,753,000.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 635,501 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between SomaLogic and CM Life Sciences II, Inc., a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both SomaLogic and CM Life Sciences II, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to SomaLogic and CM Life Sciences II, Inc. The investment is restricted from resale until the settlement date.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,079,306 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Sema4 and CM Life Sciences, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Sema4 and CM Life Sciences, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Sema4 and CM Life Sciences, Inc. The investment is restricted from resale until the settlement date.
(l)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 927,440 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining., and Good Works Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cipher Mining and Good Works Acquisition Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cipher Mining and Good Works Acquisition Corp. The investment is restricted from resale until the settlement date.
(m)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 469,229 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Groop/Talkspace and Hudson Executive Investment Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Groop/Talkspace and Hudson Executive Investment Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Groop/Talkspace and Hudson Executive Investment Corp. The investment is restricted from resale until the settlement date.
(n)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 532,622 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between 23andMe and VG Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both 23andMe and VG Acquisition Corp., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to 23andMe and VG Acquisition Corp. The investment is restricted from resale until the settlement date.
(o)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.
Inception Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Call Options Purchased: The Fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	60,263,882	60,264	$17	$365	$(348)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	163,712,492	163,712	487	874	(387)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	88,360,621	88,361	117	480	(363)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	365,598,034	365,598	1,404	1,816	(412)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	53,965,809	53,966	7	286	(279)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	34,162,018	34,162	—@	213	(213)

							$2,032	$4,034	$(2,002)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	45.4%
Software	17.6
Short-Term Investments	14.3
Diversified Holding Companies	6.2
Specialty Retail	6.0
Internet & Direct Marketing Retail	5.3
Real Estate Management & Development	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with net unrealized depreciation of approximately $990,000.

1

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Australia (3.5%)
Brookfield Infrastructure Partners LP	3,244,832	$172,787
Canada (7.3%)
Brookfield Asset Management, Inc., Class A	3,806,681	169,397
Canada Goose Holdings, Inc. (a)(b)	4,878,785	191,493
		360,890
China (8.8%)
Alibaba Group Holding Ltd. ADR (a)	426,363	96,669
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,948,824	169,401
TAL Education Group ADR (a)	3,149,873	169,621
		435,691
Denmark (9.8%)
Chr Hansen Holding A/S (a)	1,249,382	113,529
DSV Panalpina A/S	1,884,615	369,748
		483,277
France (9.2%)
Dassault Systemes SE	378,939	81,055
Hermes International	257,343	284,886
Pernod Ricard SA	478,346	89,781
		455,722
Germany (1.7%)
Adidas AG (a)	261,066	81,498
Hong Kong (2.9%)
AIA Group Ltd.	11,988,700	145,423
India (6.8%)
HDFC Bank Ltd. (a)	12,945,365	264,462
Kotak Mahindra Bank Ltd. (a)	2,965,361	71,099
		335,561
Italy (6.6%)
Davide Campari-Milano N.V.	8,838,571	99,006
Moncler SpA (a)	3,941,919	225,911
		324,917
Japan (8.6%)
Change, Inc. (a)	1,083,800	34,797
Keyence Corp.	466,200	211,658
Pigeon Corp.	4,633,600	175,761
		422,216
Netherlands (7.9%)
Adyen N.V. (a)	52,593	117,400
ASML Holding N.V.	447,802	271,496
		388,896
Sweden (3.5%)
Evolution Gaming Group AB	780,224	114,888

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Vitrolife AB (a)	2,024,110	59,425
		174,313
Switzerland (6.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	959	87,768
Kuehne Und Nagel International AG (Registered)	328,862	93,841
Straumann Holding AG (Registered)	95,858	119,575
		301,184
Taiwan (4.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,963,892	232,289
United Kingdom (4.6%)
Diageo PLC	1,690,909	69,688
Rightmove PLC (a)	19,418,974	155,860
		225,548
United States (3.8%)
EPAM Systems, Inc. (a)	475,348	188,566
Total Common Stocks (Cost $3,390,966)		4,728,778
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $206,431)	206,430,888	206,431
Total Investments (100.0%) (Cost $3,597,397) (d)(e)		4,935,209
Liabilities in Excess of Other Assets (0.0%) (f)		(2,336)
Net Assets (100.0%)		$4,932,873

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)

For the three months ended March 31, 2021, the cost of purchases of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $11,432,000.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $64,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,355,280,000 and the aggregate gross unrealized depreciation is approximately $17,468,000, resulting in net unrealized appreciation of approximately $1,337,812,000.

(f)	Amount is less than 0.05%.

ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	42.3%
Textiles, Apparel & Luxury Goods	15.9
Semiconductors & Semiconductor Equipment	10.2
Air Freight & Logistics	7.5
Information Technology Services	6.9
Banks	6.8
Beverages	5.2
Food Products	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (0.6%)
Aristocrat Leisure Ltd.	516,391	$13,473
Canada (6.1%)
Barrick Gold Corp.	2,277,075	45,172
Cameco Corp.	1,324,624	21,966
Constellation Software, Inc.	45,720	63,850
		130,988
China (3.4%)
Minth Group Ltd. (a)	3,770,000	15,712
Tencent Holdings Ltd. (a)	718,400	56,370
		72,082
Finland (0.8%)
Neste Oyj	317,955	16,876
France (13.4%)
AXA SA	1,242,373	33,342
L’Oreal SA (BSRM)	40,208	15,409
LVMH Moet Hennessy Louis Vuitton SE	68,413	45,578
Pernod Ricard SA	264,862	49,712
Safran SA (b)	340,036	46,276
Sanofi	624,591	61,710
Thales SA	352,358	35,007
		287,034
Germany (16.9%)
Adidas AG (b)	38,045	11,877
Bayer AG (Registered)	569,822	36,058
Deutsche Boerse AG	205,727	34,186
Deutsche Post AG (Registered)	1,085,013	59,446
Fresenius SE & Co., KGaA	1,262,380	56,225
Henkel AG & Co., KGaA (Preference)	737,075	82,858
Infineon Technologies AG	391,722	16,609
SAP SE	531,227	65,050
		362,309
Hong Kong (2.6%)
AIA Group Ltd.	4,673,600	56,691
Italy (2.1%)
Moncler SpA (b)	799,403	45,814
Japan (8.8%)
FANUC Corp.	112,400	26,581
Hoya Corp.	214,000	25,135
Keyence Corp.	59,800	27,150
Kirin Holdings Co., Ltd.	1,539,700	29,487
Lion Corp.	1,493,000	29,111
Shiseido Co., Ltd.	217,300	14,566
Sumitomo Mitsui Financial Group, Inc.	998,551	36,136
		188,166

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Korea, Republic of (3.2%)
LG Household & Health Care Ltd.	22,096	30,652
Samsung Electronics Co., Ltd.	513,306	36,919
		67,571
Netherlands (2.1%)
Heineken N.V.	432,388	44,429
Norway (1.1%)
Mowi ASA (c)	970,428	24,076
Singapore (1.5%)
United Overseas Bank Ltd.	1,647,600	31,636
Spain (1.3%)
Grifols SA (c)	1,041,280	27,267
Sweden (2.8%)
Epiroc AB, Class A	906,642	20,534
Hexagon AB, Class B	421,181	38,851
		59,385
Switzerland (4.9%)
Alcon, Inc. (b)	133,933	9,378
Novartis AG (Registered)	628,826	53,738
Roche Holding AG (Genusschein)	128,171	41,422
		104,538
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	409,137	48,393
United Kingdom (23.9%)
Anglo American PLC	574,398	22,509
Associated British Foods PLC (b)	1,359,494	45,262
BHP Group PLC (c)	965,946	27,891
British American Tobacco PLC	1,442,352	55,159
Experian PLC	536,827	18,480
GlaxoSmithKline PLC	2,632,995	46,752
Imperial Brands PLC	1,734,723	35,681
Legal & General Group PLC	7,199,741	27,702
M&G PLC	4,380,632	12,525
Man Group PLC	6,983,968	15,506
Prudential PLC	2,971,634	63,110
Reckitt Benckiser Group PLC	893,771	80,065
RELX PLC (Euronext N.V.)	1,320,736	33,176
RELX PLC (LSE)	1,102,945	27,658
		511,476
Total Common Stocks (Cost $1,404,971)		2,092,204
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $38,259)	38,258,797	38,259

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Total Investments (99.6%) (Cost $1,443,230) Including $11,829 of Securities Loaned (e)(f)	2,130,463
Other Assets in Excess of Liabilities (0.4%)	8,418
Net Assets (100.0%)	$2,138,881

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $11,829,000 and $12,385,000, respectively. The Fund received non-cash collateral of approximately $12,385,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investment. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $734,221,000 and the aggregate gross unrealized depreciation is approximately $46,988,000, resulting in net unrealized appreciation of approximately $687,233,000.

ADR	American Depositary Receipt.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	59.4%
Pharmaceuticals	11.2
Household Products	9.0
Insurance	8.5
Software	6.1
Beverages	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
International Opportunity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Argentina (0.9%)
Globant SA (a)	192,653	$39,997
Canada (7.9%)
Canada Goose Holdings, Inc. (a)(b)	3,666,631	143,915
Shopify, Inc., Class A (a)	205,828	227,749
		371,664
China (22.4%)
Alibaba Group Holding Ltd. ADR (a)	441,228	100,040
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,056,452	123,268
HUYA, Inc. ADR (a)(b)(c)	4,645,636	90,497
Meituan Dianping, Class B (a)(d)	6,215,800	238,427
New Frontier Health Corp.	1,583,308	17,891
Shenzhou International Group Holdings Ltd. (d)	2,154,800	44,653
TAL Education Group ADR (a)	3,919,043	211,040
Tencent Holdings Ltd. (d)	1,164,600	91,381
Trip.com Group Ltd. ADR (a)	3,392,518	134,446
		1,051,643
Denmark (5.3%)
DSV Panalpina A/S	1,268,535	248,877
France (3.4%)
Hermes International	143,227	158,556
Germany (5.6%)
Adidas AG (a)	197,241	61,573
HelloFresh SE (a)	2,689,970	200,628
		262,201
Hong Kong (1.9%)
Kuaishou Technology (e)	2,782,700	90,846
India (7.9%)
HDFC Bank Ltd. (a)	11,879,895	242,696
ICICI Bank Ltd. ADR (a)	4,662,624	74,742
Kotak Mahindra Bank Ltd. (a)	2,225,849	53,367
		370,805
Italy (3.9%)
Moncler SpA (a)	3,217,330	184,385
Japan (4.7%)
Change, Inc. (a)	1,033,900	33,195
Keyence Corp.	319,600	145,101
Pigeon Corp.	1,093,400	41,475
		219,771
Korea, Republic of (3.0%)
NAVER Corp.	428,256	142,657
Netherlands (5.1%)
Adyen N.V. (a)	52,429	117,034

Morgan Stanley Institutional Fund, Inc.
International Opportunity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

ASML Holding N.V.	198,590	120,402
		237,436
Norway (1.0%)
Kahoot ASA (a)	4,052,721	45,393
Sweden (5.2%)
Evolution Gaming Group AB	1,321,262	194,556
Vitrolife AB (a)	1,666,421	48,923
		243,479
Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,159,000	147,280
United Kingdom (2.2%)
Deliveroo Holdings PLC	12,388,820	66,609
Fevertree Drinks PLC	1,266,078	37,352
		103,961
United States (13.7%)
Coupang, Inc. (a)	513,695	25,351
EPAM Systems, Inc. (a)	350,416	139,007
Farfetch Ltd., Class A (a)	2,919,359	154,784
MercadoLibre, Inc. (a)	74,366	109,477
Spotify Technology SA (a)	808,241	216,568
		645,187
Total Common Stocks (Cost $3,179,356)		4,564,138
Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $73,044)	73,043,525	73,044
	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $3,783; fully collateralized by a U.S. Government obligation; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $3,859)	$3,783	3,783
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $15,913; fully collateralized by a U.S. Government obligation; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $16,232)	15,913	15,913
		19,696
Total Securities held as Collateral on Loaned Securities (Cost $92,740)		92,740
	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $213,103)	213,102,800	213,103
Total Short-Term Investments (Cost $305,843)		305,843

Morgan Stanley Institutional Fund, Inc.
International Opportunity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Total Investments (103.7%) (Cost $3,485,199) Including $90,497 of Securities Loaned (g)(h)	4,869,981
Liabilities in Excess of Other Assets (-3.7%)	(173,328)
Net Assets (100.0%)	$4,696,653

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)

For the three months ended March 31, 2021, the cost of purchase of HUYA, Inc. ADR and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $ 6,302,000 and $ 18,838,000, respectively, including net realized gain of approximately $14,677,000.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $90,497,000 and $92,913,000, respectively. The Fund received cash collateral of approximately $92,913,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2021, there was uninvested cash collateral of approximately $173,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Hong Kong exchange.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $90,846,000 and represents 1.9% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by approximately $65,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,409,814,000 and the aggregate gross unrealized depreciation is approximately $25,032,000, resulting in net unrealized appreciation of approximately $1,384,782,000.

ADR      American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.6%
Internet & Direct Marketing Retail	21.5
Textiles, Apparel & Luxury Goods	12.4
Information Technology Services	11.7
Banks	7.8
Entertainment	7.4
Interactive Media & Services	6.8
Semiconductors & Semiconductor Equipment	5.6
Air Freight & Logistics	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Aerospace & Defense (6.6%)
Axon Enterprise, Inc. (a)	580	$82
HEICO Corp., Class A	1,283	146
		228
Capital Markets (4.6%)
Intercontinental Exchange, Inc.	621	69
S&P Global, Inc.	259	92
		161
Chemicals (7.3%)
Ecolab, Inc.	746	160
Sherwin-Williams Co. (The)	126	93
		253
Commercial Services & Supplies (2.6%)
Cintas Corp.	105	36
Copart, Inc. (a)	267	29
Rollins, Inc.	768	26
		91
Construction Materials (2.6%)
Martin Marietta Materials, Inc.	273	92
Containers & Packaging (1.9%)
Ball Corp.	775	66
Diversified Consumer Services (2.0%)
Chegg, Inc. (a)	363	31
Service Corp. International	716	37
		68
Entertainment (5.7%)
Madison Square Garden Sports Corp., Class A (a)	181	33
Walt Disney Co. (The) (a)	890	164
		197
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. REIT	237	57
Equinix, Inc. REIT	45	30
		87
Food & Staples Retailing (4.4%)
Costco Wholesale Corp.	428	151
Food Products (1.0%)
UTZ Brands, Inc.	1,406	35
Health Care Equipment & Supplies (6.8%)
Danaher Corp.	370	83
IDEXX Laboratories, Inc. (a)	65	32
Intuitive Surgical, Inc. (a)	163	120
		235

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Health Care Technology (3.1%)
Veeva Systems, Inc., Class A (a)	413	108
Hotels, Restaurants & Leisure (3.1%)
McDonald’s Corp.	249	56
Starbucks Corp.	474	52
		108
Household Products (1.6%)
Colgate-Palmolive Co.	682	54
Industrial Conglomerates (2.2%)
Roper Technologies, Inc.	192	77
Insurance (0.9%)
Progressive Corp. (The)	330	32
Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc. (a)	51	158
Life Sciences Tools & Services (1.5%)
Thermo Fisher Scientific, Inc.	114	52
Metals & Mining (1.0%)
Royal Gold, Inc.	327	35
Oil, Gas & Consumable Fuels (3.3%)
Texas Pacific Land Corp.	71	113
Pharmaceuticals (3.2%)
Royalty Pharma PLC, Class A (United Kingdom)	2,568	112
Semiconductors & Semiconductor Equipment (5.7%)
ASML Holding N.V.	319	197
Software (13.4%)
ANSYS, Inc. (a)	100	34
Appfolio, Inc., Class A (a)	543	77
Cadence Design Systems, Inc. (a)	392	54
Constellation Software, Inc.	90	126
Guidewire Software, Inc. (a)	308	31
Synopsys, Inc. (a)	214	53
Topicus.com, Inc. (a)	161	10
Tyler Technologies, Inc. (a)	184	78
		463
Specialty Retail (1.7%)
Home Depot, Inc. (The)	198	60
Textiles, Apparel & Luxury Goods (1.4%)
NIKE, Inc., Class B	380	50
Trading Companies & Distributors (2.1%)
Fastenal Co.	737	37
Watsco, Inc.	143	37
		74
Total Common Stocks (Cost $2,663)		3,357

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities
Portfolio - Institutional Class (b) (Cost $107)	106,618	107
Total Investments Excluding Purchased Options (99.9%) (Cost $2,770)		3,464
Total Purchased Options Outstanding (0.2%) (Cost $18)		6
Total Investments (100.1%) (Cost $2,788) (c)(d)		3,470
Liabilities in Excess of Other Assets (-0.1%)		(4)
Net Assets (100.0%)		$3,466

(a)	Non-income producing security.

(b)

The fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the fund investment in the Liquidity Funds.

(c)

The fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $733,000 and the aggregate gross unrealized depreciation is approximately $51,000, resulting in net unrealized appreciation of approximately $682,000.

REIT       Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Call Options Purchased:
The fund had the following call options purchased open at March 31, 2021:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs
International	USD/CNH	CNH	7.42	Jan - 22	800,000	800	$2	$3	$(1)
Goldman Sachs
International	USD/CNH	CNH	7.57	Mar - 22	694,590	695	3	4	(1)
JP Morgan
Chase Bank
NA	USD/CNH	CNH	7.70	Nov - 21	700,000	700	1	3	(2)
JP Morgan
Chase Bank
NA	USD/CNH	CNH	7.98	Sep - 21	561,500	562	—@	3	(3)
JP Morgan
Chase Bank
NA	USD/CNH	CNH	8.10	Jul - 21	591,131	591	—@	3	(3)
JP Morgan
Chase Bank
NA	USD/CNH	CNH	8.49	May - 21	425,580	426	—@	2	(2)
							$6	$18	$(12)
@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Other*	54.6%
Software	13.3
Chemicals	7.3
Health Care Equipment & Supplies	6.8
Aerospace & Defense	6.6
Entertainment	5.7
Semiconductors & Semiconductor Equipment	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (73.8%)
Australia (2.6%)
Atlas Arteria Ltd.	8,705	$39
Charter Hall Group REIT	6,925	68
CSL Ltd.	178	36
Dexus REIT	8,640	64
Mirvac Group REIT	40,734	77
Sydney Airport (a)	8,273	39
Transurban Group	12,305	124
Wesfarmers Ltd.	1,389	56
Woolworths Group Ltd.	1,122	35
		538
Belgium (0.2%)
Aedifica SA REIT	394	45
Canada (4.1%)
Bank of Montreal	542	48
Canadian National Railway Co.	833	97
Enbridge, Inc.	3,726	136
Gibson Energy, Inc. (b)	8,510	151
Keyera Corp. (b)	1,435	30
Manulife Financial Corp.	2,617	56
National Bank of Canada	7	1
Pembina Pipeline Corp. (b)	1,840	53
RioCan Real Estate Investment Trust	3,958	61
Royal Bank of Canada	552	51
Sun Life Financial, Inc.	856	43
TC Energy Corp. (b)	2,759	127
TELUS Corp.	23	—@
		854
China (2.8%)
China Everbright Environment Group Ltd. (c)	114,780	78
China Gas Holdings Ltd. (c)	31,918	131
China Merchants Port Holdings Co., Ltd. (c)	28,129	43
China Overseas Land & Investment Ltd. (c)	21,396	56
China Resources Land Ltd. (c)	13,264	64
GDS Holdings Ltd. ADR (a)	1,312	106
Jiangsu Expressway Co., Ltd. H Shares (c)	53,138	66
Zhejiang Expressway Co., Ltd., Class H (c)	36,000	32
		576
Denmark (0.4%)
Novo Nordisk A/S Series B	500	34
Orsted A/S	248	40
		74
France (3.0%)
Aeroports de Paris (ADP) (a)	92	11
Air Liquide SA	273	45
Edenred	743	39
Getlink SE (a)	2,917	45
ICADE REIT	662	49
Legrand SA	550	51
LVMH Moet Hennessy Louis Vuitton SE	86	57
Mercialys SA REIT	7,109	78

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Vinci SA	2,452	251
		626
Germany (2.3%)
Alstria Office AG REIT	5,539	89
BASF SE	717	60
Deutsche Wohnen SE	3,119	145
E.ON SE	3,145	37
SAP SE	218	27
Siemens AG (Registered)	324	53
Siemens Energy AG (a)	174	6
Vantage Towers AG (a)	1,908	54
		471
Hong Kong (1.8%)
AIA Group Ltd.	2,992	36
Hong Kong & China Gas Co., Ltd.	21,223	34
Power Assets Holdings Ltd.	10,500	62
Swire Properties Ltd.	25,591	79
Wharf Real Estate Investment Co., Ltd.	27,694	155
		366
India (0.1%)
Azure Power Global Ltd. (a)	1,189	32
Italy (0.8%)
Atlantia SpA (a)	2,847	53
Infrastrutture Wireless Italiane SpA	5,543	62
Terna Rete Elettrica Nazionale SpA	7,153	54
		169
Japan (5.6%)
Activia Properties, Inc. REIT	12	53
Central Japan Railway Co.	200	30
East Japan Railway Co.	1,000	71
ITOCHU Corp. (b)	1,791	58
Japan Hotel REIT Investment Corp.	129	73
Japan Metropolitan Fund Investment Corp. REIT	52	53
Marubeni Corp.	6,463	54
Mitsubishi Corp.	1,702	48
Mitsubishi Estate Co., Ltd.	12,098	211
Mitsui & Co., Ltd.	2,414	50
Nippon Building Fund, Inc. REIT	17	100
Nippon Prologis REIT Inc. REIT	31	99
Nomura Real Estate Master Fund, Inc. REIT	33	50
Sumitomo Chemical Co., Ltd.	12,185	63
Sumitomo Corp.	2,973	42
Sumitomo Mitsui Financial Group, Inc.	1,707	62
Toyota Motor Corp.	555	43
		1,160
Mexico (0.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	5,841	61
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	3,730	66
Promotora y Operadora de Infraestructura SAB de CV	5,301	41
		168

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Netherlands (0.6%)
ASML Holding N.V.	104	63
Randstad N.V. (b)	766	54
		117
New Zealand (0.2%)
Auckland International Airport Ltd. (a)	8,940	49
Singapore (0.7%)
DBS Group Holdings Ltd.	2,470	53
Keppel DC REIT	21,300	43
Parkway Life Real Estate Investment Trust REIT	15,300	46
		142
Spain (1.3%)
Aena SME SA (a)	286	46
Cellnex Telecom SA	1,196	69
EDP Renovaveis SA	754	16
Ferrovial SA	2,271	59
Iberdrola SA	1,631	21
Merlin Properties Socimi SA REIT	4,972	51
		262
Sweden (0.5%)
Castellum AB (b)	1,980	44
Hufvudstaden AB, Class A	1,466	21
Telia Co., AB	9,595	42
		107
Switzerland (1.3%)
Barry Callebaut AG (Registered)	16	36
Cie Financiere Richemont SA (Registered)	521	50
Flughafen Zurich AG (Registered) (a)	315	52
Nestle SA (Registered)	341	38
Novartis AG (Registered)	510	43
Roche Holding AG (Genusschein)	142	46
		265
United Kingdom (3.7%)
Anglo American PLC	1,674	66
Derwent London PLC REIT	1,645	73
GlaxoSmithKline PLC	2,159	38
Great Portland Estates PLC REIT	7,075	66
Hammerson PLC REIT (b)	112,677	54
LondonMetric Property PLC REIT	15,247	45
National Grid PLC	16,934	202
Pennon Group PLC	2,786	38
Royal Dutch Shell PLC, Class B	3,286	61
Segro PLC REIT	3,198	41
Severn Trent PLC	1,303	41
St. Modwen Properties PLC	9,557	53
		778
United States (41.0%)
Abbott Laboratories	351	42
Accenture PLC, Class A	153	42
Adobe, Inc. (a)	130	62

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

Advanced Micro Devices, Inc. (a)	303	24
AES Corp. (The)	1,674	45
Alexandria Real Estate Equities, Inc. REIT	818	134
Alphabet, Inc., Class A (a)	74	153
Amazon.com, Inc. (a)	44	136
Ameren Corp.	846	69
American Electric Power Co., Inc.	966	82
American Express Co.	428	61
American Tower Corp. REIT	1,400	335
American Water Works Co., Inc.	654	98
Amgen, Inc.	132	33
Apple, Inc.	1,886	230
AT&T, Inc.	1,094	33
Atmos Energy Corp.	762	75
AvalonBay Communities, Inc. REIT	1,168	215
Avangrid, Inc.	1,108	55
Bank of America Corp.	2,078	80
Berkshire Hathaway, Inc., Class B (a)	237	61
Boyd Gaming Corp. (a)	953	56
Celanese Corp.	301	45
Cheniere Energy, Inc. (a)	1,506	108
Coca-Cola Co. (The)	613	32
Comcast Corp., Class A	779	42
Copart, Inc. (a)	339	37
Costco Wholesale Corp.	86	30
Crown Castle International Corp. REIT	2,193	377
CSX Corp.	433	42
CubeSmart REIT	2,697	102
CyrusOne, Inc. REIT	988	67
Danaher Corp.	156	35
Dover Corp.	308	42
Edison International	1,443	85
Empire State Realty Trust, Inc., Class A REIT	11,646	130
Essex Property Trust, Inc. REIT	571	155
Eversource Energy	1,221	106
Facebook, Inc., Class A (a)	305	90
Fidelity National Information Services, Inc.	238	33
Gaming and Leisure Properties, Inc. REIT	2,323	99
Garmin Ltd.	379	50
Globe Life, Inc.	422	41
Goldman Sachs Group, Inc. (The)	162	53
Healthcare Trust of America, Inc., Class A REIT	2,477	68
Healthpeak Properties, Inc. REIT	6,668	212
Hilton Worldwide Holdings, Inc.	385	47
Home Depot, Inc. (The)	152	46
Honeywell International, Inc.	194	42
Host Hotels & Resorts, Inc. REIT	7,312	123
Intuitive Surgical, Inc. (a)	57	42
Invitation Homes, Inc. REIT	3,241	104
Johnson & Johnson	331	54
JPMorgan Chase & Co.	721	110
Kansas City Southern	669	177
Kilroy Realty Corp. REIT	1,381	91
Linde PLC	146	41
Marathon Oil Corp.	8,999	96
Marriott International, Inc., Class A	331	49
Mastercard, Inc., Class A	162	58
Medtronic PLC	305	36
Merck & Co., Inc.	490	38
Microsoft Corp.	818	193
Netflix, Inc. (a)	65	34

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

NextEra Energy, Inc.	513	39
Norfolk Southern Corp.	167	45
NVIDIA Corp.	85	45
ONEOK, Inc.	3,630	184
PayPal Holdings, Inc. (a)	215	52
PepsiCo, Inc.	257	36
PNC Financial Services Group, Inc. (The)	273	48
Procter & Gamble Co. (The)	397	54
Prologis, Inc. REIT	2,373	252
Public Storage REIT	841	207
QTS Realty Trust, Inc., Class A REIT	1,438	89
QUALCOMM, Inc.	266	35
Republic Services, Inc.	454	45
RPT Realty REIT	8,516	97
salesforce.com, Inc. (a)	219	46
SBA Communications Corp. REIT	299	83
Sempra Energy	1,147	152
Simon Property Group, Inc. REIT	1,370	156
Targa Resources Corp.	3,655	116
Tesla, Inc. (a)	94	63
Texas Instruments, Inc.	261	49
Thermo Fisher Scientific, Inc.	80	36
Union Pacific Corp.	319	70
UnitedHealth Group, Inc.	157	58
Urban Edge Properties REIT	7,524	124
VEREIT, Inc. REIT	2,893	112
Visa, Inc., Class A	244	52
Voya Financial, Inc.	719	46
Walt Disney Co. (The) (a)	361	67
Weingarten Realty Investors REIT	7,716	208
Welltower, Inc. REIT	2,160	155
Weyerhaeuser Co. REIT	1,096	39
Williams Cos., Inc. (The)	2,036	48
Zoetis, Inc.	182	29
		8,520
Total Common Stocks (Cost $13,022)		15,319
	No. of Warrants

Warrant (0.0%) (d)
Switzerland (0.0%) (d)
Cie Financiere Richemont SA, expires 11/22/23 (a) (Cost $—)	1,043	—
	Face Amount (000)
U.S. Treasury Securities (22.1%)
United States (22.1%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 7/15/22 – 1/15/30	$1,190	1,272
0.38%, 7/15/23 – 1/15/27	986	1,080
0.50%, 1/15/28	329	366
0.75%, 2/15/42	166	192
0.88%, 1/15/29	242	278
1.00%, 2/15/46	177	217
2.00%, 1/15/26	154	182
2.13%, 2/15/40	85	122

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

3.88%, 4/15/29	91	127
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25 – 2/15/50	630	680
1.00%, 2/15/48	59	74
Total U.S. Treasury Securities (Cost $4,339)		4,590

	Shares
Short-Term Investments (6.0%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Companies (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	239,865	240
	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $13; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $13)	$12,423	13
Merrill Lynch & Co., Inc. (0.01%, dated 3/31/21, due 4/1/21; proceeds $52; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $53)	52,257	52
		65
Total Securities held as Collateral on Loaned Securities (Cost $305)		305
	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $938)	937,542	938
Total Short-Term Investments (Cost $1,243)		1,243
Total Investments (101.9%) (Cost $18,604) Including $529 of Securities Loaned (f)(g)		21,152
Liabilities in Excess of Other Assets (-1.9%)		(390)
Net Assets (100.0%)		$20,762

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2021, were approximately $529,000 and $558,000, respectively. The Fund received cash collateral of approximately $305,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $253,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2021 (unaudited)(cont’d)

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,650,000 and the aggregate gross unrealized depreciation is approximately $102,000, resulting in net unrealized appreciation of approximately $2,548,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Protected Security.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	48.2%
Equity Real Estate Investment Trusts (REITs)	24.5
U.S. Treasury Securities	22.0
Oil, Gas & Consumable Fuels	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
US Core Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Banks (13.0%)
First Republic Bank	14,115	$2,354
JPMorgan Chase & Co.	8,739	1,330
SVB Financial Group (a)	3,820	1,886
		5,570
Building Products (1.3%)
Fortune Brands Home & Security, Inc.	5,624	539
Capital Markets (4.6%)
Ameriprise Financial, Inc.	8,541	1,985
Commercial Services & Supplies (1.9%)
Waste Management, Inc.	6,329	817
Electric Utilities (2.5%)
NextEra Energy, Inc.	14,331	1,084
Entertainment (2.2%)
Cinemark Holdings, Inc.	18,466	377
Live Nation Entertainment, Inc. (a)	6,740	570
		947
Equity Real Estate Investment Trusts (REITs) (4.4%)
STORE Capital Corp. REIT	55,986	1,875
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	2,999	1,057
Health Care Equipment & Supplies (7.3%)
Danaher Corp.	8,080	1,819
Edwards Lifesciences Corp. (a)	2,797	234
West Pharmaceutical Services, Inc.	3,805	1,072
		3,125
Health Care Providers & Services (1.9%)
Cigna Corp.	3,363	813
Health Care Technology (1.9%)
Veeva Systems, Inc., Class A (a)	3,049	796
Hotels, Restaurants & Leisure (10.7%)
Carnival Corp.	17,911	475
Domino’s Pizza, Inc.	2,587	952
MGM Resorts International	48,688	1,850
Planet Fitness, Inc., Class A (a)	16,589	1,282
		4,559
Household Durables (0.5%)
Lennar Corp., Class A	2,021	205
Information Technology Services (4.9%)
Euronet Worldwide, Inc. (a)	3,262	451
Mastercard, Inc., Class A	4,661	1,660
		2,111

Morgan Stanley Institutional Fund, Inc.
US Core Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A (a)	916	1,889
Oil, Gas & Consumable Fuels (3.4%)
Chevron Corp.	13,887	1,455
Personal Products (3.2%)
Estee Lauder Cos., Inc. (The), Class A	4,622	1,344
Software (10.7%)
Adobe, Inc. (a)	1,216	578
Microsoft Corp.	14,730	3,473
ServiceNow, Inc. (a)	1,025	513
		4,564
Specialty Retail (1.6%)
Home Depot, Inc. (The)	2,303	703
Tech Hardware, Storage & Peripherals (7.7%)
Apple, Inc.	26,984	3,296
Textiles, Apparel & Luxury Goods (2.4%)
Lululemon Athletica, Inc. (a)	3,317	1,017
Trading Companies & Distributors (4.6%)
United Rentals, Inc. (a)	6,019	1,982
Total Common Stocks (Cost $30,796)		41,733
Short-Term Investment (8.7%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $3,723)	3,722,614	3,723
Total Investments (106.3%) (Cost $34,519) (c)(d)		45,456
Liabilities in Excess of Other Assets (-6.3%)		(2,702)
Net Assets (100.0%)		$42,754

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,994,000 and the aggregate gross unrealized depreciation is approximately $57,000, resulting in net unrealized appreciation of approximately $10,937,000.

REIT       Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.4%
Banks	12.3
Software	10.0
Hotels, Restaurants & Leisure	10.0
Short-Term Investment	8.2
Tech Hardware, Storage & Peripherals	7.2
Health Care Equipment & Supplies	6.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
U.S. Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Apartments (12.3%)
American Campus Communities, Inc. REIT	4,486	$194
AvalonBay Communities, Inc. REIT	14,295	2,638
Essex Property Trust, Inc. REIT	4,603	1,251
UDR, Inc. REIT	31,257	1,371
		5,454
Data Centers (11.8%)
CyrusOne, Inc. REIT	8,703	589
Digital Realty Trust, Inc. REIT	4,940	696
Equinix, Inc. REIT	4,375	2,973
GDS Holdings Ltd. ADR (China) (a)	2,649	215
QTS Realty Trust, Inc., Class A REIT	12,766	792
		5,265
Diversified (4.3%)
JBG SMITH Properties REIT	24,333	774
VEREIT, Inc. REIT	29,080	1,123
		1,897
Free Standing (1.3%)
NETSTREIT Corp. REIT	30,847	570

Health Care (16.9%)
Healthcare Trust of America, Inc., Class A REIT	32,895	908
Healthpeak Properties, Inc. REIT	84,504	2,682
Medical Properties Trust, Inc. REIT	35,956	765
Welltower, Inc. REIT	44,032	3,154
		7,509
Industrial (8.6%)
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	530
Prologis, Inc. REIT	30,923	3,277
		3,807
Lodging/Resorts (5.0%)
Boyd Gaming Corp. (a)	4,297	253
Caesars Entertainment, Inc. (a)	3,485	305
Host Hotels & Resorts, Inc. REIT	54,962	926
Red Rock Resorts, Inc., Class A	10,561	344
RLJ Lodging Trust REIT	26,298	407
		2,235
Manufactured Homes (2.7%)
Equity Lifestyle Properties, Inc. REIT	19,179	1,221

Office (10.1%)
Alexandria Real Estate Equities, Inc. REIT	7,980	1,311
Boston Properties, Inc. REIT	8,583	869
Douglas Emmett, Inc. REIT	24,396	766
Empire State Realty Trust, Inc., Class A REIT	39,983	445
Kilroy Realty Corp. REIT	16,730	1,098
		4,489

Morgan Stanley Institutional Fund, Inc.
U.S. Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2021 (unaudited)(cont’d)

Regional Malls (4.7%)
Simon Property Group, Inc. REIT	18,231	2,074

Self Storage (7.6%)
CubeSmart REIT	17,642	667
Public Storage REIT	11,099	2,739
		3,406
Shopping Centers (7.6%)
Brixmor Property Group, Inc. REIT	54,108	1,095
Retail Properties of America, Inc., Class A REIT	62,956	660
RPT Realty REIT	66,150	755
Weingarten Realty Investors REIT	32,499	874
		3,384
Single Family Homes (3.0%)
Invitation Homes, Inc. REIT	41,574	1,330

Specialty (3.5%)
VICI Properties, Inc. REIT	55,403	1,565

Total Common Stocks (Cost $37,738)		44,206

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $160)	160,001	160

Total Investments (99.8%) (Cost $37,898) (e)(f)		44,366
Other Assets in Excess of Liabilities (0.2%)		99
Net Assets (100.0%)		$44,465

(a)	Non-income producing security.

(b)	At March 31, 2021, the Fund held a fair valued security valued at approximately $530,000, representing 1.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At March 31, 2021, this security had an aggregate market value of approximately $530,000, representing 1.2% of net assets.

(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

(f)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,749,000 and the aggregate gross unrealized depreciation is approximately $281,000, resulting in net unrealized appreciation of approximately $6,468,000.

ADR      American Depositary Receipt.

REIT      Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.9%
Health Care	16.9
Apartments	12.3
Data Centers	11.9
Office	10.1
Industrial	8.6
Self Storage	7.7
Shopping Centers	7.6
Lodging/Resorts	5.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approvedby the Company’s Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where asecurity is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does nottrade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASBAccounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$3,893	$—		$—	$3,893
Airlines	3,527	—		—	3,527
Automobiles	1,568	—		—	1,568
Banks	1,028	—		—	1,028
Beverages	10,883	—		—	10,883
Chemicals	5,678	—		—	5,678
Communications Equipment	2,399	—		—	2,399
Electrical Equipment	610	—		—	610
Electronic Equipment, Instruments & Components	3,894	—		—	3,894
Energy Equipment & Services	2,188	—		—	2,188
Entertainment	28,037	—		—	28,037
Food Products	2,907	—		—	2,907
Health Care Equipment & Supplies	8,117	—		—	8,117
Health Care Providers & Services	1,813	—		—	1,813
Hotels, Restaurants & Leisure	1,362	—		—	1,362
Household Durables	9,437	—		—	9,437
Household Products	558	—		—	558
Information Technology Services	8,528	—		—	8,528
Insurance	882	—		—	882
Interactive Media & Services	6,099	—		—	6,099
Internet & Direct Marketing Retail	22,372	—		—	22,372
Leisure Products	1,036	—		—	1,036
Life Sciences Tools & Services	1,750	—		—	1,750
Machinery	10,194	—		—	10,194
Metals & Mining	21,249	—		—	21,249
Oil, Gas & Consumable Fuels	1,320	—		—	1,320
Personal Products	9,632	—		—	9,632
Pharmaceuticals	8,570	—		—	8,570
Professional Services	3,598	—		—	3,598
Real Estate Management & Development	1,248	—		—@	1,248
Semiconductors & Semiconductor Equipment	25,188	—		—	25,188
Software	3,249	—		—	3,249
Tech Hardware, Storage & Peripherals	7,500	—		—	7,500
Textiles, Apparel & Luxury Goods	6,424	—		—	6,424
Total Common Stocks	226,738	—		—@	226,738
Investment Company	1,283	—		—	1,283
Short-Term Investments
Investment Company	1,039	—		—	1,039
Repurchase Agreements	—	249		—	249

Total Short-Term Investments	1,039	249		—	1,288
Foreign Currency Forward Exchange Contracts	—	29		—	29
Futures Contracts	142	—		—	142
Total Assets	229,202	278		—	229,480
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(51)		—	(51)
Total	$229,202	$227	$	—@	$229,429
@ Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation		Common Stock (000)
Beginning Balance	$	—@
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		—@
Realized gains (losses)		—
Ending Balance	$	—@
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$	—@

@ Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$20,041	$—	$—	$20,041
Capital Markets	16,631	—	—	16,631
Chemicals	32,824	—	—	32,824
Construction Materials	9,877	—	—	9,877
Containers & Packaging	6,957	—	—	6,957
Entertainment	59,852	—	—	59,852
Food & Staples Retailing	21,164	—	—	21,164
Health Care Equipment & Supplies	53,668	—	—	53,668
Health Care Technology	42,394	—	—	42,394
Industrial Conglomerates	8,498	—	—	8,498
Information Technology Services	209,418	—	—	209,418
Interactive Media & Services	143,865	—	—	143,865
Internet & Direct Marketing Retail	82,309	—	—	82,309
Metals & Mining	2,450	—	—	2,450
Oil, Gas & Consumable Fuels	5,660	—	—	5,660
Pharmaceuticals	29,852	—	—	29,852
Semiconductors & Semiconductor Equipment	23,174	—	—	23,174
Software	93,682	—	—	93,682
Textiles, Apparel & Luxury Goods	8,064	—	—	8,064
Total Common Stocks	870,380	—	—	870,380
Call Options Purchased	—	1,422	—	1,422
Short-Term Investment
Investment Company	35,817	—	—	35,817
Total Assets	$906,197	$1,422	$—	$907,619

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$109,722	$—	$—	$109,722
Beverages	74,367	—	—	74,367
Biotechnology	833	—	—	833
Construction Materials	2,829	—	—	2,829
Consumer Finance	13,797	—	—	13,797
Diversified Consumer Services	35,417	—	—	35,417
Entertainment	26,726	—	—	26,726
Food Products	60,493	—	—	60,493
Health Care Providers & Services	1,060	—	—	1,060
Hotels, Restaurants & Leisure	23,998	—	—	23,998
Household Durables	12,930	—	—	12,930
Insurance	28,424	—	—	28,424
Interactive Media & Services	61,236	12,406	—	73,642
Internet & Direct Marketing Retail	118,286	—	—	118,286
Semiconductors & Semiconductor Equipment	36,355	—	—	36,355
Software	13,765	—	—	13,765
Textiles, Apparel & Luxury Goods	32,218	—	—	32,218
Total Common Stocks	652,456	12,406	—	664,862
Short-Term Investments
Investment Company	54,441	—	—	54,441
Repurchase Agreements	—	4,252	—	4,252
Total Short-Term Investments	54,441	4,252	—	58,693
Total Assets	$706,897	$16,658	$—	$723,555

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other Significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Automobiles	$104	$—	$—	$104
Banks	816	—	—	816
Beverages	1,341	—	—	1,341
Capital Markets	659	—	—	659
Computers & Peripherals	111	—	—	111
Diversified Consumer Services	582	—	—	582
Electronic Equipment, Instruments & Components	291	—	—	291
Food & Staples Retailing	110	—	—	110
Food Products	467	—	—	467
Insurance	363	—	—	363
Interactive Media & Services	3,081	—	—	3,081
Internet & Direct Marketing Retail	3,284	—	—	3,284
Life Sciences Tools & Services	308	—	—	308
Pharmaceuticals	243	—	—	243
Real Estate Management & Development	107	—	—	107
Semiconductors & Semiconductor Equipment	442	—	—	442
Textiles, Apparel & Luxury Goods	638	—	—	638
Total Common Stocks	12,947	—	—	12,947
Short-Term Investment Investment Company	317	—	—	317
Total Assets	$13,264	$—	$—	$13,264

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$256	$—	$—	$256
Air Freight & Logistics	345	—	—	345
Banks	664	—	—	664
Beverages	193	—	—	193
Biotechnology	280	—	—	280
Capital Markets	182	—	—	182
Chemicals	200	—	—	200
Commercial Services & Supplies	47	—	—	47
Construction Materials	41	—	—	41
Consumer Finance	71	—	—	71
Containers & Packaging	25	—	—	25
Diversified Consumer Services	228	—	—	228
Diversified Financial Services	6	—	—	6
Diversified Holding Companies	363	—	—	363
Diversified Telecommunication Services	69	—	—	69
Electronic Equipment, Instruments & Components	136	—	—	136
Entertainment	1,870	—	—	1,870
Equity Real Estate Investment Trusts (REITs)	6	—	—	6
Food & Staples Retailing	171	—	—	171
Food Products	362	—	—	362
Health Care Equipment & Supplies	536	—	—	536
Health Care Providers & Services	783	—	—	783
Health Care Technology	504	—	—	504
Hotels, Restaurants & Leisure	229	—	—	229
Household Durables	306	—	—	306
Household Products	87	—	—	87
Industrial Conglomerates	24	—	—	24
Information Technology Services	3,588	—	—	3,588
Insurance	105	—	—	105
Interactive Media & Services	1,630	—	—	1,630
Internet & Direct Marketing Retail	3,004	—	—	3,004
Leisure Products	19	—	—	19
Life Sciences Tools & Services	342	—	—	342
Marine	55	—	—	55
Media	256	—	—	256
Metals & Mining	116	—	—	116
Multi-Line Retail	9	—	—	9
Multi-Utilities	80	—	—	80
Oil, Gas & Consumable Fuels	211	—	—	211
Personal Products	26	—	—	26
Pharmaceuticals	521	—	—	521
Professional Services	64	—	—	64
Real Estate Management & Development	381	—	—	381
Road & Rail	553	—	—	553
Semiconductors & Semiconductor Equipment	474	—	—	474
Software	2,405	8	—	2,413
Specialty Retail	1,029	—	—	1,029
Textiles, Apparel & Luxury Goods	878	—	—	878
Trading Companies & Distributors	19	—	—	19
Transportation Infrastructure	67	—	—	67
Total Common Stocks	23,816	8	—	23,824
Preferred Stocks Internet & Direct Marketing Retail	12	—	—	12
Investment Company	105	—	—	105
Call Options Purchased	—	25	—	25
Short-Term Investment Investment Company	2,312	—	—	2,312
Derivative Contracts — PIPE	—	—	5	5
Total Assets	$26,245	$33	$5	$26,283
Liabilities: Derivative Contracts — PIPE	—	—	(12)	(12)
Total	$26,245	$33	$(7)	$26,271

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Derivative Contracts — PIPE (000)
Beginning Balance	$-
Purchases	-
Sales	-
PIPE transaction	(7)
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$(7)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$(7)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

Counterpoint Global	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE’s	$(7)	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0% - 35.6%	Decrease

* Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$56,464	$—	$—	$56,464
Beverages	21,337	—	—	21,337
Biotechnology	729	—	—	729
Capital Markets	4,539	—	—	4,539
Construction Materials	1,328	—	—	1,328
Consumer Finance	5,700	—	—	5,700
Diversified Consumer Services	16,857	—	—	16,857
Entertainment	10,690	—	—	10,690
Food Products	17,148	—	—	17,148
Health Care Providers & Services	87	—	—	87
Hotels, Restaurants & Leisure	4,540	—	—	4,540
Household Durables	2,441	—	—	2,441
Information Technology Services	16,744	—	—	16,744
Interactive Media & Services	35,362	—	—	35,362
Internet & Direct Marketing Retail	73,703	—	—	73,703
Multi-Line Retail	10,831	—	—	10,831
Semiconductors & Semiconductor Equipment	18,284	—	—	18,284
Textiles, Apparel & Luxury Goods	8,478	—	—	8,478
Transportation Infrastructure	2,429	—	—	2,429
Total Common Stocks	307,691	—	—	307,691
Short-Term Investment
Investment Company	16,107	—	—	16,107
Total Assets	$323,798	$—	$—	$323,798

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Airlines	$9,352	$—	$—	$9,352
Automobiles	13,283	—	—	13,283
Banks	56,934	—	—	56,934
Beverages	31,808	—	—	31,808
Capital Markets	12,070	—	—	12,070
Chemicals	7,962	—	—	7,962
Construction Materials	10,593	—	—	10,593
Diversified Consumer Services	12,171	—	—	12,171
Electronic Equipment, Instruments & Components	18,240	—	—	18,240
Entertainment	11,156	—	—	11,156
Food & Staples Retailing	5,945	—	—	5,945
Food Products	10,097	—	—	10,097
Health Care Providers & Services	7,370	—	—	7,370
Information Technology Services	33,023	—	—	33,023
Insurance	12,086	—	—	12,086
Interactive Media & Services	80,818	—	—	80,818
Internet & Direct Marketing Retail	51,598	—	—	51,598
Life Sciences Tools & Services	7,320	—	—	7,320
Machinery	3,699	—	—	3,699
Metals & Mining	37,832	—	—	37,832
Multi-Line Retail	8,203	3,027	—	11,230
Oil, Gas & Consumable Fuels	40,152	—	—	40,152
Paper & Forest Products	14,872	—	—	14,872
Pharmaceuticals	4,942	—	—	4,942
Real Estate Management & Development	3,681	—	—	3,681
Road & Rail	5,637	—	—	5,637
Semiconductors & Semiconductor Equipment	144,305	—	—	144,305
Software	9,387	—	—	9,387
Tech Hardware, Storage & Peripherals	44,155	—	—	44,155
Textiles, Apparel & Luxury Goods	25,920	—	—	25,920
Thrifts & Mortgage Finance	9,850	—	—	9,850
Transportation Infrastructure	10,489	—	—	10,489
Wireless Telecommunication Services	4,992	—	—	4,992
Total Common Stocks	759,942	3,027	—	762,969
Short-Term Investment
Investment Company	4,784	—	—	4,784
Total Assets	$764,726	$3,027	$—	$767,753

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted Prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,105	$—	$10,105
Sovereign	—	23,148	—	23,148
Supranational	—	242	—	242
Total Fixed Income Securities	—	33,495	—	33,495
Warrant	—	1	—	1
Short-Term Investments
Investment Company	1,783	—	—	1,783
Sovereign	—	223	—	223
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	1,783	253	—	2,036
Foreign Currency Forward Exchange Contracts	—	58	—	58
Total Assets	1,783	33,807	—	35,590
Liabilities: Foreign Currency Forward Exchange Contracts	—	(30)	—	(30)
Total	$1,783	$33,777	$—	$35,560

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$12,497	$—	$—	$12,497
Beverages	3,982	—	—	3,982
Chemicals	9,519	—	—	9,519
Consumer Finance	8,527	—	—	8,527
Diversified Consumer Services	4,000	—	—	4,000
Electrical Equipment	4,350	—	—	4,350
Entertainment	26,377	—	—	26,377
Health Care Providers & Services	7,275	—	—	7,275
Information Technology Services	12,041	—	—	12,041
Insurance	3,151	—	—	3,151
Interactive Media & Services	12,029	—	—	12,029
Internet & Direct Marketing Retail	44,137	—	—	44,137
Real Estate Management & Development	1,702	—	—	1,702
Semiconductors & Semiconductor Equipment	25,329	—	—	25,329
Software	7,361	—	—	7,361
Textiles, Apparel & Luxury Goods	14,669	—	—	14,669
Total Common Stocks	196,946	—	—	196,946
Short-Term Investment Investment Company	11,174	—	—	11,174
Total Assets	$208,120	$—	$—	$208,120

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$936	$—	$—	$936
Airlines	712	—	—	712
Auto Components	972	—	—	972
Banks	2,717	—	—	2,717
Beverages	1,668	—	—	1,668
Building Products	1,078	—	—	1,078
Commercial Services & Supplies	4,342	—	—	4,342
Computers & Peripherals	1,253	—	—	1,253
Consumer Finance	4,825	2,432	—	7,257
Diversified Consumer Services	7,289	—	—	7,289
Diversified Telecommunication Services	5,446	—	—	5,446
Entertainment	4,114	—	—	4,114
Food Products	3,124	—	—	3,124
Health Care Providers & Services	1,904	—	—	1,904
Information Technology Services	10,684	—	—	10,684
Interactive Media & Services	2,845	—	—	2,845
Internet & Direct Marketing Retail	3,018	—	—	3,018
Leisure Products	1,945	—	—	1,945
Media	1,405	—	—	1,405
Multi-Line Retail	1,619	—	—	1,619
Oil, Gas & Consumable Fuels	1,530	—	—	1,530
Pharmaceuticals	923	—	—	923
Professional Services	1,900	—	—	1,900
Real Estate Management & Development	1,243	—	—	1,243
Semiconductors & Semiconductor Equipment	1,330	—	—	1,330
Software	7,316	859	—	8,175
Specialty Retail	4,218	—	—	4,218
Thrifts & Mortgage Finance	3,383	—	—	3,383
Trading Companies & Distributors	1,238	—	—	1,238
Water Utilities	829	—	—	829
Total Common Stocks	85,806	3,291	—	89,097
Short-Term Investment Investment Company	1,397	—	—	1,397
Total Assets	$87,203	$3,291	$—	$90,494

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$1,507	$—	$—	$1,507
Banks	17,612	—	—	17,612
Beverages	1,321	—	—	1,321
Consumer Finance	919	—	—	919
Diversified Consumer Services	997	—	—	997
Entertainment	8,966	—	—	8,966
Food & Staples Retailing	1,313	—	—	1,313
Food Products	3,830	—	—	3,830
Information Technology Services	5,298	1,933	—	7,231
Internet & Direct Marketing Retail	5,479	—	—	5,479
Oil, Gas & Consumable Fuels	725	2,481	—	3,206
Pharmaceuticals	2,417	—	—	2,417
Software	3,528	—	—	3,528
Specialty Retail	—	3,971	—	3,971
Wireless Telecommunication Services	3,181	—	—	3,181
Total Common Stocks	57,093	8,385	—	65,478
Total Assets	$57,093	$8,385	$—	$65,478

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$3,973	$—	$—	$3,973
Banks	14,175	—	—	14,175
Capital Markets	1,106	—	—	1,106
Commercial Services & Supplies	2,361	—	—	2,361
Electric Utilities	2,797	—	—	2,797
Equity Real Estate Investment Trusts (REITs)	5,871	—	—	5,871
Food & Staples Retailing	1,295	—	—	1,295
Health Care Equipment & Supplies	3,677	—	—	3,677
Hotels, Restaurants & Leisure	5,507	—	—	5,507
Information Technology Services	3,751	—	—	3,751
Interactive Media & Services	5,125	—	—	5,125
Internet & Direct Marketing Retail	5,308	—	—	5,308
Personal Products	2,370	—	—	2,370
Semiconductors & Semiconductor Equipment	6,662	—	—	6,662
Software	5,506	—	—	5,506
Textiles, Apparel & Luxury Goods	9,334	—	—	9,334
Trading Companies & Distributors	4,403	—	—	4,403
Total Common Stocks	83,221	—	—	83,221
Short-Term Investment Investment Company	764	—	—	764
Total Assets	$83,985	$—	$—	$83,985

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$1,103	$—	$—	$1,103
Health Care	422	—	—	422
Industrial	277	—	—	277
Industrial/Office Mixed	35	—	—	35
Lodging/Resorts	198	—	—	198
Office	510	—	—	510
Residential	541	—	—	541
Retail	611	—	—	611
Self Storage	249	—	—	249
Specialty	80	—	—	80
Total Common Stocks	4,026	—	—	4,026
Short-Term Investments
Investment Company	82	—	—	82
Repurchase Agreements	—	18	—	18
Total Short-Term Investments	82	18	—	100
Total Assets	$4,108	$18	$—	$4,126

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Airlines	$191	$—	$—	$191
Automobiles	525	—	—	525
Banks	2,050	—	—	2,050
Beverages	402	—	—	402
Building Products	214	—	—	214
Capital Markets	598	—	—	598
Construction Materials	260	—	—	260
Diversified Telecommunication Services	228	—	—	228
Electric Utilities	388	—	—	388
Entertainment	585	—	—	585
Equity Real Estate Investment Trusts (REITs)	534	—	—	534
Health Care Equipment & Supplies	540	—	—	540
Health Care Technology	163	—	—	163
Hotels, Restaurants & Leisure	657	—	—	657
Information Technology Services	819	—	—	819
Interactive Media & Services	900	—	—	900
Internet & Direct Marketing Retail	699	—	—	699
Metals & Mining	222	—	—	222
Multi-Line Retail	251	—	—	251
Oil, Gas & Consumable Fuels	504	—	—	504
Personal Products	407	—	—	407
Professional Services	200	—	—	200
Semiconductors & Semiconductor Equipment	766	—	—	766
Software	975	—	—	975
Tech Hardware, Storage & Peripherals	967	—	—	967
Textiles, Apparel & Luxury Goods	1,069	—	—	1,069
Trading Companies & Distributors	227	—	—	227
Total Common Stocks	15,341	—	—	15,341
Short-Term Investment Investment Company	212	—	—	212
Total Assets	$15,553	$—	$—	$15,553

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted Prices (000)	Level 2 Other significant observable Inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Consumer Finance	$332	$—	$—	$332
Diversified Holding Companies	905	—	—	905
Entertainment	811	—	—	811
Food & Staples Retailing	541	—	—	541
Food Products	321	—	—	321
Health Care Equipment & Supplies	194	—	—	194
Health Care Providers & Services	346	—	—	346
Household Durables	1,074	—	—	1,074
Information Technology Services	1,873	—	—	1,873
Internet & Direct Marketing Retail	1,279	—	—	1,279
Life Sciences Tools & Services	439	—	—	439
Media	706	—	—	706
Pharmaceuticals	719	—	—	719
Real Estate Management & Development	905	—	—	905
Software	3,229	—	—	3,229
Specialty Retail	2,711	—	—	2,711
Total Common Stocks	16,385	—	—	16,385
Investment Company	253	—	—	253
Short-Term Investments
Investment Company	3,400	—	—	3,400
Repurchase Agreements	—	23	—	23
Total Short-Term Investments	3,400	23	—	3,423
Total Assets	$20,038	$23	$—	$20,061
Liabilities: Derivative Contracts — PIPE	—	—	(12)	(12)
Total	$20,038	$23	$(12)	$20,049

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Endurance	Derivative Contracts — PIPE (000)
Beginning Balance	$-
Purchases	-
Sales	-
PIPE transaction	(12)
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$(12)
Net change in unrealized appreciation (depreciation) from
investments still held as of March 31, 2021	$(12)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

Global Endurance	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**
PIPE's	$(120)	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0%-9.62%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$211,555	$—	$—	$211,555
Capital Markets	133,827	—	—	133,827
Health Care Equipment & Supplies	496,761	—	—	496,761
Household Products	385,463	—	—	385,463
Industrial Conglomerates	62,513	—	—	62,513
Information Technology Services	531,177	—	—	531,177
Life Sciences Tools & Services	122,286	—	—	122,286
Personal Products	76,138	—	—	76,138
Pharmaceuticals	37,860	—	—	37,860
Professional Services	105,026	—	—	105,026
Software	408,997	—	—	408,997
Textiles, Apparel & Luxury Goods	82,439	—	—	82,439
Tobacco	329,866	—	—	329,866
Total Common Stocks	2,983,908	—	—	2,983,908
Short-Term Investment
Investment Company	6,905	—	—	6,905
Total Assets	$2,990,813	$—	$—	$2,990,813

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other observable observable inputs (000)	Level 3 Significant unobservable inputs (000)	Level 3 (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$17,429	$—	$—	$17,429
Communications	58,496	—	—	58,496
Diversified	16,955	—	—	16,955
Electricity Transmission & Distribution	36,456	—	—	36,456
Oil & Gas Storage & Transportation	74,577	—	—	74,577
Ports	2,018	—	—	2,018
Railroads	22,467	—	—	22,467
Renewables	4,631	—	—	4,631
Toll Roads	24,591	—	—	24,591
Utilities	5,955	—	—	5,955
Water	15,760	—	—	15,760
Total Common Stocks	279,335	—	—	279,335
Short-Term Investments
Investment Company	9,132	—	—	9,132
Repurchase Agreements	—	1,427	—	1,427
Total Short-Term Investments	9,132	1,427	—	10,559
Total Assets	$288,467	$1,427	$—	$289,894

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted prices prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Banks	$16,550	$—	$—	$16,550
Entertainment	46,726	—	—	46,726
Health Care Equipment & Supplies	11,365	—	—	11,365
Health Care Technology	15,723	—	—	15,723
Hotels, Restaurants & Leisure	14,440	—	—	14,440
Information Technology Services	98,796	—	—	98,796
Interactive Media & Services	46,041	—	—	46,041
Internet & Direct Marketing Retail	80,694	681	—	81,375
Metals & Mining	3,456	—	—	3,456
Oil, Gas & Consumable Fuels	2,807	—	—	2,807
Pharmaceuticals	21,881	—	—	21,881
Road & Rail	17,758	—	—	17,758
Software	35,270	—	—	35,270
Specialty Retail	7,138	—	—	7,138
Total Common Stocks	418,645	681	—	419,326
Preferred Stocks
Software	—	—	22	22
Call Options Purchased	—	680	—	680
Short-Term Investments
Investment Company	29,793	—	—	29,793
Repurchase Agreements	—	455	—	455
Total Short-Term Investments	29,793	455	—	30,248
Total Assets	448,438	1,816	22	450,276
Liabilities:
Derivative Contracts — PIPE	—	—	(293)	(293)
Total	$448,438	$1,816	$(271)	$449,983

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stocks (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$20	$-
Purchases	-	-
Sales	-	-
PIPE transaction	-	(293)
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	2	-
Realized gains (losses)	-	-
Ending Balance	$22	$(293)
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$2	$(293)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$22	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.8x	Increase
			Discount for Lack of Marketability	13.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	4.0x	Increase
PIPE	$(293)	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0% - 9.62%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other Significant observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$344,641	$—	$—		$344,641
Banks	454,389	—	—		454,389
Beverages	33,446	—	—		33,446
Construction Materials	35,640	—	—		35,640
Diversified Consumer Services	265,925	—	—		265,925
Electronic Equipment, Instruments & Components	128,439	—	—		128,439
Entertainment	461,427	—	—		461,427
Food Products	64,762	—	—		64,762
Health Care Equipment & Supplies	90,035	—	—		90,035
Health Care Technology	—	—	32,716		32,716
Information Technology Services	1,583,621	—	—		1,583,621
Interactive Media & Services	723,262	—	—		723,262
Internet & Direct Marketing Retail	1,172,785	13,907	—		1,186,692
Road & Rail	472,014	—	—		472,014
Software	822,651	—	—		822,651
Textiles, Apparel & Luxury Goods	369,535	—	—		369,535

Total Common Stocks	7,022,572	13,907	32,716		7,069,195
Preferred Stock
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Short-Term Investment
Investment Company	340,672	—	—		340,672

Total Assets	$7,363,244	$13,907	$32,716	†	$7,409,867	†

†	Includes a security valued at zero .

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock
Global Opportunity	(000)	(000)
Beginning Balance	$17,733	$—	†
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	14,983	—
Realized gains (losses)	—	—
Ending Balance	$32,716	$—	†
Net change in unrealized appreciation (depreciation) from
investments still held as of March 31, 2021	$14,983	$—

†	Includes a security valued at zero .

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$32,716	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0x	Increase
			Discount for Lack of Marketability	7.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$155	$—	$—	$155
Banks	123	—	—	123
Beverages	61	—	—	61
Biotechnology	27	—	—	27
Capital Markets	162	—	—	162
Chemicals	213	—	—	213
Commercial Services & Supplies	78	—	—	78
Construction Materials	35	—	—	35
Containers & Packaging	27	—	—	27
Entertainment	158	—	—	158
Food & Staples Retailing	106	—	—	106
Food Products	31	—	—	31
Health Care Equipment & Supplies	146	—	—	146
Health Care Technology	109	—	—	109
Industrial Conglomerates	32	—	—	32
Internet & Direct Marketing Retail	105	—	—	105
Metals & Mining	33	—	—	33
Oil, Gas & Consumable Fuels	149	—	—	149
Personal Products	53	—	—	53
Pharmaceuticals	148	—	—	148
Professional Services	31	—	—	31
Real Estate Management & Development	122	—	—	122
Road & Rail	50	—	—	50
Semiconductors & Semiconductor Equipment	254	—	—	254
Software	270	14	—	284
Textiles, Apparel & Luxury Goods	391	—	—	391
Transportation Infrastructure	125	—	—	125
Total Common Stocks	3,194	14	—	3,208
Call Options Purchased	—	5	—	5
Short-Term Investment
Investment Company	64	—	—	64
Total Assets	$3,258	$19	$—	$3,277

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$71,596	$—	$—	$71,596
Health Care	27,162	—	—	27,162
Industrial	28,565	—	125	28,690
Industrial/Office Mixed	3,001	—	—	3,001
Lodging/Resorts	10,550	—	—	10,550
Office	29,903	—	—	29,903
Residential	43,930	—	18	43,948
Retail	34,218	—	—	34,218
Self Storage	11,156	—	—	11,156
Specialty	6,161	—	—	6,161
Total Common Stocks	266,242	—	143	266,385
Short-Term Investments
Investment Company	3,891	—	—	3,891
Repurchase Agreements	—	1,050	—	1,050
Total Short-Term Investments	3,891	1,050	—	4,941
Total Assets	$270,133	$1,050	$143	$271,326

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$144
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	-
Ending Balance	$143

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**
Common Stocks	$143	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance
		Market Transaction Method	Transaction Valuation Discount for Lack of Marketability	$0.001	Increase
				50.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$688	$—	$—	$688
Capital Markets	3,113	—	—	3,113
Electronic Equipment, Instruments & Components	1,165	—	—	1,165
Health Care Equipment & Supplies	13,080	—	—	13,080
Health Care Technology	1,180	—	—	1,180
Household Products	10,418	—	—	10,418
Industrial Conglomerates	1,319	—	—	1,319
Information Technology Services	11,117	—	—	11,117
Insurance	2,390	—	—	2,390
Interactive Media & Services	2,116	—	—	2,116
Life Sciences Tools & Services	2,267	—	—	2,267
Machinery	1,490	—	—	1,490
Personal Products	1,137	—	—	1,137
Pharmaceuticals	693	—	—	693
Professional Services	1,449	—	—	1,449
Semiconductors & Semiconductor Equipment	3,053	—	—	3,053
Software	10,570	—	—	10,570
Textiles, Apparel & Luxury Goods	671	—	—	671
Total Common Stocks	67,916	—	—	67,916
Short-Term Investment
Investment Company	2,600	—	—	2,600
Total Assets	$70,516	$—	$—	$70,516

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$197,017	$—	$—		$197,017
Entertainment	964,508	—	—		964,508
Health Care Equipment & Supplies	888,520	—	—		888,520
Health Care Providers & Services	171,665	—	—		171,665
Health Care Technology	609,140	—	71,980		681,120
Information Technology Services	3,909,386	—	—		3,909,386
Interactive Media & Services	2,707,622	—	—		2,707,622
Internet & Direct Marketing Retail	1,654,405	180,064	—		1,834,469
Life Sciences Tools & Services	336,892	—	—		336,892
Metals & Mining	47,288	—	—		47,288
Oil, Gas & Consumable Fuels	108,913	—	—		108,913
Pharmaceuticals	391,075	—	—		391,075
Road & Rail	874,142	—	—		874,142
Semiconductors & Semiconductor Equipment	269,986	—	—		269,986
Software	2,102,300	—	—		2,102,300
Specialty Retail	477,062	—	—		477,062
Total Common Stocks	15,709,921	180,064	71,980		15,961,965
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Call Option Purchased	—	26,720	—		26,720
Short-Term Investment
Investment Company	891,363	—	—		891,363
Total Assets	$16,601,284	$206,784	$71,980	†	$16,880,048	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$39,017	-	†
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	32,963	-	†
Realized gains (losses)	-	-
Ending Balance	$71,980	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$32,963	-	†

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$71,980	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0x	Increase
			Discount for Lack of Marketability	7.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Aerospace & Defense	$65,893	$—	$—	$65,893
Biotechnology	67,064	—	—	67,064
Diversified Holding Companies	116,499	—	—	116,499
Diversified Telecommunication Services	36,899	—	—	36,899
Entertainment	72,781	—	—	72,781
Food Products	90,165	—	—	90,165
Health Care Equipment & Supplies	21,394	—	—	21,394
Health Care Providers & Services	85,840	—	—	85,840
Health Care Technology	37,834	—	—	37,834
Household Durables	47,825	—	—	47,825
Information Technology Services	65,991	—	—	65,991
Insurance	9,142	—	—	9,142
Internet & Direct Marketing Retail	98,007	—	—	98,007
Life Sciences Tools & Services	78,123	—	—	78,123
Media	58,466	—	—	58,466
Metals & Mining	14,369	—	—	14,369
Oil, Gas & Consumable Fuels	31,838	—	—	31,838
Professional Services	25,556	—	—	25,556
Real Estate Management & Development	96,259	—	—	96,259
Software	324,746	—	—	324,746
Specialty Retail	112,821	—	—	112,821
Trading Companies & Distributors	6,677	—	—	6,677
Total Common Stocks	1,564,189	—	—	1,564,189
Preferred Stocks
Health Care Technology	—	—	8,467	8,467
Internet & Direct Marketing Retail	1,021	—	—	1,021
Software	—	—	3,999	3,999
Total Preferred Stocks	1,021	—	12,466	13,487
Investment Company	25,836	—	—	25,836
Call Options Purchased	—	2,032	—	2,032
Short-Term Investments
Investment Company	276,362	—	—	276,362
Repurchase Agreements	—	2,313	—	2,313
Total Short-Term Investments	276,362	2,313	—	278,675
Derivative Contracts — PIPE	—	—	1,406	1,406
Total Assets	$1,867,408	$4,345	$13,872	$1,885,625
Liabilities:
Derivative Contracts — PIPE	—	—	(2,396)	(2,396)
Total	$1,867,408	$4,345	$11,476	$1,883,229

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$12,647	$-
Purchases	-	-
Sales	-	-
PIPE transaction	-	(990)
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	(181)	-
Realized gains (losses)	-	-
Ending Balance	$12,466	$(990)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$(181)	$(990)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$12,466	Discounted Cash Flow	Weighted Average Cost of Capital	13.5% - 16.0% / 14.7%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.7x - 33.1x / 8.3x	Increase
			Discount for Lack of Marketability	13.0% - 20.0% / 17.8%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x - 7.9x / 3.9x	Increase

PIPE's	$(990)	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0% - 35.6%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$369,748	$—	$—	$369,748
Banks	335,561	—	—	335,561
Beverages	258,475	—	—	258,475
Biotechnology	59,425	—	—	59,425
Capital Markets	169,397	—	—	169,397
Chemicals	113,529	—	—	113,529
Diversified Consumer Services	169,621	—	—	169,621
Electronic Equipment, Instruments & Components	211,658	—	—	211,658
Food Products	257,169	—	—	257,169
Health Care Equipment & Supplies	119,575	—	—	119,575
Hotels, Restaurants & Leisure	114,888	—	—	114,888
Household Products	175,761	—	—	175,761
Information Technology Services	340,763	—	—	340,763
Insurance	145,423	—	—	145,423
Interactive Media & Services	155,860	—	—	155,860
Internet & Direct Marketing Retail	96,669	—	—	96,669
Marine	93,841	—	—	93,841
Multi-Utilities	172,787	—	—	172,787
Semiconductors & Semiconductor Equipment	503,785	—	—	503,785
Software	81,055	—	—	81,055
Textiles, Apparel & Luxury Goods	783,788	—	—	783,788
Total Common Stocks	4,728,778	—	—	4,728,778
Short-Term Investment
Investment Company	206,431	—	—	206,431
Total Assets	$4,935,209	$—	$—	$4,935,209

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$81,283	$—	$—	$81,283
Air Freight & Logistics	59,446	—	—	59,446
Auto Components	15,712	—	—	15,712
Banks	67,772	—	—	67,772
Beverages	123,628	—	—	123,628
Biotechnology	27,267	—	—	27,267
Capital Markets	49,692	—	—	49,692
Diversified Financial Services	12,525	—	—	12,525
Electronic Equipment, Instruments & Components	66,001	—	—	66,001
Food Products	69,338	—	—	69,338
Health Care Equipment & Supplies	34,513	—	—	34,513
Health Care Providers & Services	56,225	—	—	56,225
Hotels, Restaurants & Leisure	13,473	—	—	13,473
Household Products	192,034	—	—	192,034
Insurance	180,845	—	—	180,845
Interactive Media & Services	56,370	—	—	56,370
Machinery	47,115	—	—	47,115
Metals & Mining	95,572	—	—	95,572
Oil, Gas & Consumable Fuels	38,842	—	—	38,842
Personal Products	60,627	—	—	60,627
Pharmaceuticals	239,680	—	—	239,680
Professional Services	79,314	—	—	79,314
Semiconductors & Semiconductor Equipment	65,002	—	—	65,002
Software	128,900	—	—	128,900
Tech Hardware, Storage & Peripherals	36,919	—	—	36,919
Textiles, Apparel & Luxury Goods	103,269	—	—	103,269
Tobacco	90,840	—	—	90,840
Total Common Stocks	2,092,204	—	—	2,092,204
Short-Term Investment
Investment Company	38,259	—	—	38,259
Total Assets	$2,130,463	$—	$—	$2,130,463

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$248,877	$—	$—	$248,877
Banks	370,805	—	—	370,805
Beverages	37,352	—	—	37,352
Biotechnology	48,923	—	—	48,923
Diversified Consumer Services	211,040	—	—	211,040
Electronic Equipment, Instruments & Components	145,101	—	—	145,101
Entertainment	352,458	—	—	352,458
Food Products	123,268	—	—	123,268
Health Care Providers & Services	17,891	—	—	17,891
Hotels, Restaurants & Leisure	194,556	—	—	194,556
Household Products	41,475	—	—	41,475
Information Technology Services	556,982	—	—	556,982
Interactive Media & Services	234,038	90,846	—	324,884
Internet & Direct Marketing Retail	1,029,762	—	—	1,029,762
Semiconductors & Semiconductor Equipment	267,682	—	—	267,682
Textiles, Apparel & Luxury Goods	593,082	—	—	593,082
Total Common Stocks	4,473,292	90,846	—	4,564,138
Short-Term Investments
Investment Company	286,147	—	—	286,147
Repurchase Agreements	—	19,696	—	19,696
Total Short-Term Investments	286,147	19,696	—	305,843
Total Assets	$4,759,439	$110,542	$—	$4,869,981

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$228	$—	$—	$228
Capital Markets	161	—	—	161
Chemicals	253	—	—	253
Commercial Services & Supplies	91	—	—	91
Construction Materials	92	—	—	92
Containers & Packaging	66	—	—	66
Diversified Consumer Services	68	—	—	68
Entertainment	197	—	—	197
Equity Real Estate Investment Trusts (REITs)	87	—	—	87
Food & Staples Retailing	151	—	—	151
Food Products	35	—	—	35
Health Care Equipment & Supplies	235	—	—	235
Health Care Technology	108	—	—	108
Hotels, Restaurants & Leisure	108	—	—	108
Household Products	54	—	—	54
Industrial Conglomerates	77	—	—	77
Insurance	32	—	—	32
Internet & Direct Marketing Retail	158	—	—	158
Life Sciences Tools & Services	52	—	—	52
Metals & Mining	35	—	—	35
Oil, Gas & Consumable Fuels	113	—	—	113
Pharmaceuticals	112	—	—	112
Semiconductors & Semiconductor Equipment	197	—	—	197
Software	453	10	—	463
Specialty Retail	60	—	—	60
Textiles, Apparel & Luxury Goods	50	—	—	50
Trading Companies & Distributors	74	—	—	74
Total Common Stocks	3,347	10	—	3,357
Call Options Purchased	—	6	—	6
Short-Term Investment
Investment Company	107	—	—	107
Total Assets	$3,454	$16	$—	$3,470

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets Portfolio
Assets:
Common Stocks
Automobiles	$106	$—	$—	$106
Banks	453	—	—	453
Beverages	68	—	—	68
Biotechnology	69	—	—	69
Capital Markets	53	—	—	53
Chemicals	254	—	—	254
Commercial Services & Supplies	160	—	—	160
Construction & Engineering	310	—	—	310
Consumer Finance	61	—	—	61
Diversified Financial Services	107	—	—	107
Diversified Telecommunication Services	260	—	—	260
Electric Utilities	544	—	—	544
Electrical Equipment	57	—	—	57
Entertainment	101	—	—	101
Equity Real Estate Investment Trusts (REITs)	5,112	—	—	5,112
Food & Staples Retailing	65	—	—	65
Food Products	74	—	—	74
Gas Utilities	240	—	—	240
Health Care Equipment & Supplies	155	—	—	155
Health Care Providers & Services	58	—	—	58
Hotels, Restaurants & Leisure	152	—	—	152
Household Durables	50	—	—	50
Household Products	54	—	—	54
Independent Power & Renewable Electricity Producers	77	—	—	77
Independent Power Producers & Energy Traders	16	—	—	16
Industrial Conglomerates	95	—	—	95
Information Technology Services	382	—	—	382
Insurance	176	—	—	176
Interactive Media & Services	243	—	—	243
Internet & Direct Marketing Retail	136	—	—	136
Life Sciences Tools & Services	36	—	—	36
Machinery	42	—	—	42
Media	42	—	—	42
Metals & Mining	66	—	—	66
Multi-Line Retail	56	—	—	56
Multi-Utilities	460	—	—	460
Oil, Gas & Consumable Fuels	1,110	—	—	1,110
Pharmaceuticals	282	—	—	282
Professional Services	54	—	—	54
Real Estate Management & Development	828	—	—	828
Road & Rail	532	—	—	532
Semiconductors & Semiconductor Equipment	216	—	—	216
Software	328	—	—	328
Specialty Retail	46	—	—	46
Tech Hardware, Storage & Peripherals	230	—	—	230
Textiles, Apparel & Luxury Goods	107	—	—	107
Trading Companies & Distributors	252	—	—	252
Transportation Infrastructure	767	—	—	767
Water Utilities	177	—	—	177
Total Common Stocks	15,319	—	—	15,319
Warrant	—@	—	—	—@
U.S. Treasury Securities	—	4,590	—	4,590
Short-Term Investments
Investment Company	1,178	—	—	1,178
Repurchase Agreements	—	65	—	65
Total Short-Term Investments	1,178	65	—	1,243
Total Assets	$16,497	$4,655	$—	$21,152

@ Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$5,570	$—	$—	$5,570
Building Products	539	—	—	539
Capital Markets	1,985	—	—	1,985
Commercial Services & Supplies	817	—	—	817
Electric Utilities	1,084	—	—	1,084
Entertainment	947	—	—	947
Equity Real Estate Investment Trusts (REITs)	1,875	—	—	1,875
Food & Staples Retailing	1,057	—	—	1,057
Health Care Equipment & Supplies	3,125	—	—	3,125
Health Care Providers & Services	813	—	—	813
Health Care Technology	796	—	—	796
Hotels, Restaurants & Leisure	4,559	—	—	4,559
Household Durables	205	—	—	205
Information Technology Services	2,111	—	—	2,111
Interactive Media & Services	1,889	—	—	1,889
Oil, Gas & Consumable Fuels	1,455	—	—	1,455
Personal Products	1,344	—	—	1,344
Software	4,564	—	—	4,564
Specialty Retail	703	—	—	703
Tech Hardware, Storage & Peripherals	3,296	—	—	3,296
Textiles, Apparel & Luxury Goods	1,017	—	—	1,017
Trading Companies & Distributors	1,982	—	—	1,982
Total Common Stocks	41,733	—	—	41,733
Short-Term Investment
Investment Company	3,723	—	—	3,723
Total Assets	$45,456	$—	$—	$45,456

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$5,454	$—	$—	$5,454
Data Centers	5,265	—	—	5,265
Diversified	1,897	—	—	1,897
Free Standing	570	—	—	570
Health Care	7,509	—	—	7,509
Industrial	3,277	—	530	3,807
Lodging/Resorts	2,235	—	—	2,235
Manufactured Homes	1,221	—	—	1,221
Office	4,489	—	—	4,489
Regional Malls	2,074	—	—	2,074
Self Storage	3,406	—	—	3,406
Shopping Centers	3,384	—	—	3,384
Single Family Homes	1,330	—	—	1,330
Specialty	1,565	—	—	1,565
Total Common Stocks	43,676	—	530	44,206
Short-Term Investment
Investment Company	160	—	—	160
Total Assets	$43,836	$—	$530	$44,366

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$530
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$530

Net change in unrealized depreciation from investments still held as of March 31, 2021	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input
Common Stock	$530	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes